PROSPECTUS

February 1, 2011,

As amended October 14, 2011

DYNAMIC ENERGY FUND	(CLASS I TICKER: DWGEX; CLASS II)
DYNAMIC ENERGY INCOME FUND	(CLASS I TICKER: DWEIX; CLASS II)
DYNAMIC GLOBAL GROWTH FUND	(CLASS I TICKER: DWGGX; CLASS II)
DYNAMIC WORLD GROWTH FUND	(CLASS I TICKER: DWGNX; CLASS II)
(FORMERLY, DYNAMIC GROWTH NAVIGATOR FUND)
DYNAMIC CANADIAN EQUITY INCOME FUND	(CLASS I TICKER: DWGIX; CLASS II)
(FORMERLY, DYNAMIC INFRASTRUCTURE FUND)
DYNAMIC NATURAL RESOURCES FUND	(CLASS I TICKER: DWNRX; CLASS II)
DYNAMIC CONTRARIAN ADVANTAGE FUND	(CLASS I TICKER: DWGVX; CLASS II )
DYNAMIC DISCOVERY FUND	(CLASS I TICKER: DWGDX; CLASS II)
DYNAMIC GOLD & PRECIOUS METALS FUND	(CLASS I TICKER: DWGOX; CLASS II)
DYNAMIC CANADIAN VALUE FUND	(CLASS I TICKER: DWNVX; CLASS II)
DYNAMIC U.S. GROWTH FUND	(CLASS I TICKER: DWUGX ; CLASS II)
DYNAMIC U.S. VALUE FUND	(CLASS I TICKER: DWUVX; CLASS II)

(COLLECTIVELY, THE “DYNAMIC FUNDS”)

EACH A SERIES OF DUNDEEWEALTH FUNDS

INVESTMENT ADVISER:

DUNDEEWEALTH US, LP

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

DYNAMIC ENERGY FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Energy Fund (the “Fund”) is to seek long-term growth of capital.

Fees and Expenses of the Fund: This table describes the fees and expenses that you pay if you buy and hold Fund shares.

	Dynamic Energy Fund - Class I Shares	Dynamic Energy Fund - Class II Shares
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Other Expenses(1)	2.34%	2.59%
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	3.29%	3.54%
Fee Waivers and Reimbursements(2)	(2.04)%	(2.04)%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.50%

(1)          “Other Expenses” are estimated for the current fiscal year.

(2)          The investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until March 13, 2012.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Class I Shares	$127	$397
Class II Shares	$153	$474

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in securities of energy and alternative energy companies.  Energy and alternative energy companies are those involved primarily in the exploration, research, development, production and distribution of a broad range of non-renewable and renewable energy sources.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund’s portfolio manager seeks to identify and make investments in well positioned companies involved in a broad range of energy and alternative energy activities.  These businesses may be involved in the exploration, research, development, production and distribution of commodities including, but not limited to, fossil fuels, coal and uranium.  Companies in which the Fund invests may also be involved in the development and distribution of products and services of traditional or alternative sources of power, including solar, wind and water.  The Fund may, to the extent permitted by applicable law, also invest in Canadian income trusts.  An income trust is an equity investment vehicle designed to distribute cash flow from an underlying business to investors.  Canadian income trusts focused in the oil or gas industry are commonly referred to as energy income trusts or oil and gas royalty trusts.  Canadian income trusts focused on activities in the power generation or distribution, water and pipeline industries are commonly referred to as utility income trusts.

Techniques such as fundamental analysis may be used to assess growth and value potential.  In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, Goodman & Company NY, Ltd. (the “Sub-Adviser”) may:

•                  analyze financial data and other information sources;

•                  assess the quality of management; and

•                  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities and income trust units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund is also subject to the risk that its primary market segment, investments in securities of companies involved in energy and alternative energy activities, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments.  During periods of high interest rates, the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.  In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy, alternative energy or related activities.

Performance Information: The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the Morgan Stanley Capital International World Energy Index (MSCI World Energy Index).

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Managers:

Oscar Belaiche	Jennifer Stevenson

Vice President & Portfolio Manager	Vice President & Portfolio Manager

Goodman & Company NY, Ltd.	Goodman & Company NY, Ltd.
Length of Service: Since Inception	Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000.  To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000.  There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Redemption Fee: The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  However, the distributions will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC ENERGY INCOME FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Energy Income Fund (the “Fund”) is to seek to achieve high income generation and long-term growth of capital.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic Energy Income Fund — Class I Shares	Dynamic Energy Income Fund — Class II Shares
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Other Expenses	9.48%	9.73	%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	10.43%	10.68%
Fee Waivers and Reimbursements(2)	(9.28)%	(9.28)%
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	1.40%

(1)          “Other Expenses” for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

(2)          The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until March 13, 2012.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$117	$2,035	$3,898	$7,741
Class II Shares	$143	$2,100	$3,989	$7,848

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.98% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies.  Energy companies are involved primarily in the exploration, development, production, sale and distribution of oil and natural gas and/or other commodities such as fossil fuels, metals, minerals, wind and their by-products.  Utility companies are energy-related companies and may be involved in multiple aspects of the development and distribution of power and water resources and/or the development of energy pipelines.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund intends to invest primarily in U.S., Canadian and other foreign energy and utility companies, and in equity securities of master limited partnerships (“MLPs”) and Canadian income trusts to the extent permitted by applicable law.  When investing in an income trust, Goodman & Company NY, Ltd. (the “Sub-Adviser”) purchases an equity investment vehicle designed to distribute cash flow from an underlying business to investors.  The Fund also seeks to provide shareholders with current income through investing in energy and utility MLPs.

Techniques such as fundamental analysis may be used to assess capacity for income generation and capital appreciation.  In conducting fundamental analysis of companies, income trusts and MLPs that are being considered for purchase by the Fund, the management team evaluates the financial condition and management of a company or project, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

•                  analyze financial data and other information sources;

•                  assess the quality of management; and

•                  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust and MLP unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund is also subject to the risk that its primary market segment, investments in securities of companies involved in energy or related activities, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies, income trusts and MLPs the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments.  During periods of high interest rates, the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.  In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation.  Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation.  However, MLP investors typically have no personal liability, similar to a corporation’s shareholders.  MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes.  Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP’s income, gains, losses, and deductions whether or not they receive cash distributions.  MLPs make distributions that are generally paid out on a quarterly basis.  Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies.  Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right.  MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.  As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund’s investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities.  Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking income generation and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy or related activities.

Performance Information:  The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for its first full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return for the year ended December 31

Calendar Year-to-Date Return as of June 30, 2011: 4.66%

Best Quarter

December 31, 2010	14.05%

Worst Quarter

June 30, 2010	(9.05)%

Average Annual Total Returns for the Periods Ended December 31, 2010

		Since Inception
	1 Year	(August 18, 2009)*

Before Taxes	23.12%	36.48%
After Taxes on Distributions	22.35%	34.73%
After Taxes on Distributions and Sale of Fund Shares	16.03%	30.65%
Standard & Poor’s/Toronto Stock Exchange Capped
Energy Trust Index** (reflects no deductions for fees, expenses or taxes)	36.68%	50.35%
Standard & Poor’s/Toronto Stock Exchange Capped
Energy Index** (reflects no deductions for fees, expenses or taxes)	17.86%	29.40%

* While the Fund commenced operations on August 14, 2009, the Fund began investing consistent with its investment objective on August 18, 2009.

**On February 2, 2011, the Board of Trustees approved a change in benchmark for the Fund from the Standard & Poor’s/Toronto Stock Exchange Capped Energy Trust Index (“Prior Index”) to the Standard & Poor’s/Toronto Stock Exchange Capped Energy Index.  This change was made in light of the conversion of the income trust constituent holdings of the Prior Index to corporations and the anticipated discontinuation of the Prior Index.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Managers:

Oscar Belaiche Vice President & Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception	Jennifer Stevenson Vice President & Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since 2010

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000.  To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000.  There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Redemption Fee: The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Tax Information: The Fund intends to make distributions on a quarterly basis, but may declare and make distributions more or less frequently, that may be taxed as ordinary income or capital gains.  However, the distributions will not be taxable if you invest through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an IRA.  Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC GLOBAL GROWTH FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Global Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic Global Growth Fund — Class I Shares	Dynamic Global Growth Fund — Class II Shares
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Other Expenses(1)	2.37%	2.62%
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	3.22%	3.47%
Fee Waivers and Reimbursements(2)	(2.07)%	(2.07)%
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	1.40%

(1)          “Other Expenses” are estimated for the current fiscal year.

(2)          The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until March 13, 2012.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Class I Shares	$117	$365
Class II Shares	$143	$443

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy: The Fund invests in a portfolio consisting of equity securities of U.S. and foreign companies chosen according to a growth oriented investment approach.  The Fund will invest significantly (at least

40% of its assets unless market conditions are deemed to be unfavorable by DundeeWealth US, LP or Goodman & Company NY, Ltd. (the “Sub-Adviser”) in which case the Fund will invest at least 30% of its assets) in the securities of companies organized or primarily located outside of the U.S. or doing a substantial amount of business outside of the U.S.  The Fund considers a company that derives at least 50% of its revenues from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S.  Based on the Sub-Adviser’s view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world.  The Fund may invest in U.S. and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

•                  analyze financial data and other information sources;

•                  assess the quality of management; and

•                  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate in excess of 300%.

The Fund is non-diversified and invests in a limited number of securities.  Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information: The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the Morgan Stanley Capital International (MSCI) World Index.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

Noah Blackstein

Vice President & Portfolio Manager

Goodman & Company NY, Ltd.

Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000.  To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000.  There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Redemption Fee:  The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  However, the distributions will not be taxable if you invested through a tax-

exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC WORLD GROWTH FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic World Growth Fund (formerly, Dynamic Growth Navigator Fund) (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic World Growth Fund — Class I Shares	Dynamic World Growth Fund — Class II Shares
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Other Expenses(1)	2.36%	2.61%
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	3.31%	3.56%
Fee Waivers and Reimbursements(2)	(2.06)%	(2.06)%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.50%

(1)          “Other Expenses” are estimated for the current fiscal year.

(2)          The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until March 13, 2012.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Class I Shares	$127	$397
Class II Shares	$153	$474

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy: The Fund represents an actively traded portfolio of equity securities of businesses located in the U.S. and around the world chosen according to a growth investment approach.  The growth investment approach seeks to identify companies demonstrating the strongest earnings growth relative to the overall market and relative to their peer group.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, Goodman & Company NY, Ltd. (the “Sub-Adviser”) may:

•                  analyze financial data and other information sources;

•                  assess the quality of management; and

•                  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.  The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate of between 75% and 150%.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information: The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the Morgan Stanley Capital International (MSCI) World Index.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

Alexander Lane

Vice President & Portfolio Manager

Goodman & Company NY, Ltd.

Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000.  To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000.  There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Redemption Fee:  The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  However, the distributions will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC CANADIAN EQUITY INCOME FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Canadian Equity Income Fund (formerly, Dynamic Infrastructure Fund) (the “Fund”) is to seek high income and long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic Canadian Equity Income Fund — Class I Shares	Dynamic Canadian Equity Income Fund — Class II Shares
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Other Expenses	19.31%	19.56	%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	20.26%	20.51%
Fee Waivers and Reimbursements(2)	(19.01)%	(19.01)%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.50%

(1)      “Other Expenses” for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

(2)          The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until March 13, 2012.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver and reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$127	$3,500	$6,172	$10,004
Class II Shares	$153	$3,553	$6,229	$10,030

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 136.31% of the average value of its portfolio.  Effective September 30, 2011, the Fund changed its investment objective and principal investment strategies as set forth herein.

This turnover rate represents the Fund’s turnover rate under its prior investment objective of capital appreciation and prior principal investment strategy of investing at least 80% of its assets in infrastructure and infrastructure-related industries.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in the equity securities of companies located in Canada. For the purposes of this policy, the Fund defines companies that are located in Canada as companies that are incorporated or organized in Canada.  The Fund invests primarily in dividend or distribution paying Canadian equity securities and real estate investment trusts (“REITs”), as well as in other types of Canadian equity securities, including limited partnerships and master limited partnerships (“MLPs”).  The Fund may, to the extent permitted by applicable law, also invest in Canadian income trusts.  An income trust is an equity investment vehicle designed to contribute cash flow from an underlying business to investors. In addition to its Canadian equity investments, the Fund may also invest in other foreign and U.S. companies of any size, including small and mid capitalization companies, as well as in U.S. MLPs to the extent permitted by applicable law, in order to achieve its objective.  While the Fund will not concentrate its investments in any one industry, the Fund will focus on equity securities in the energy, real estate and infrastructure sectors.

In considering an equity security, Goodman & Company NY, Ltd. (the “Sub-Adviser”) also evaluates the equity security’s potential for capital appreciation.  The Sub-Adviser employs a Quality at a Reasonable Price (QUARPTM) philosophy and uses strict fundamental analysis due diligence measures to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

•                  analyze financial data and other information sources;

•                  assess the quality of management; and

•                  conduct company interviews, where possible.

The Fund invests in businesses with sustainable cash flow distributions, dominant positions in their respective industry sector and management that holds a significant equity stake.

Principal Risks of Investing in the Fund: Since it purchases equity securities, REITs and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security, REIT and income trust and MLP unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.  The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The small and mid capitalization companies, REITs, income trusts and MLPs the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments.  During periods of high interest rates, the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.  In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans.  The Fund may purchase Canadian and U.S. equity REITs, which own and manage property, and Canadian and U.S.  mortgage REITs, which purchase mortgages and may also borrow money from banks to lend again at higher interest rates.  Some REITs also originate loans or develop properties.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry.  REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation.  Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation.  However, MLP investors typically have no personal liability, similar to a corporation’s shareholders. MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes.  Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP’s income, gains, losses, and deductions whether or not they receive cash distributions.  MLPs make distributions that are generally paid out on a quarterly basis.  Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies.  Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right.  MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.  As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

The Fund should only be purchased by investors seeking high income and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on Canadian securities.

Performance Information:  The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for its first full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of broad measures of market performance.  Performance reflects contractual fee waivers in effect.  The performance shown represents performance of the Fund’s prior investment objective of capital appreciation and prior principal investment strategy of investing at least 80% of its assets in infrastructure and infrastructure-related industries.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return for the year ended December 31

Calendar Year-to-Date Return as of June 30, 2011: 9.09%

Best Quarter

September 30, 2010	10.92%

Worst Quarter

June 30, 2010	(6.18)%

Average Annual Total Returns for the Periods Ended December 31, 2010

		Since Inception
	1 Year	(April 1, 2009)*
Before Taxes	11.22%	26.38%

After Taxes on Distributions	7.94%	21.60%

After Taxes on Distributions and Sale of Fund Shares	8.49%	20.29%

Standard & Poor’s/Toronto Stock Exchange Equity Income Index** (reflects no deductions for fees, expenses or taxes)	N/A	N/A

Standard & Poor’s/Toronto Stock Exchange Composite Index** (reflects no deductions for fees, expenses or taxes)	24.08%	49.28%

Standard & Poor’s Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)	5.77%	29.35%

Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	12.34%	29.43%

* While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its prior investment objective on April 1, 2009.

** Effective September 30, 2011, the Standard & Poor’s/Toronto Stock Exchange Equity Income Index and Standard & Poor’s/Toronto Stock Exchange Composite Index have replaced the Standard & Poor’s Global Infrastructure Index and Morgan Stanley Capital International (MSCI) World Index as more appropriate benchmarks for the Fund.  The Standard & Poor’s/Toronto Stock Exchange Equity Income Index began its performance history on December 20, 2010.  As such, performance results are not available for periods prior to that date.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Managers:

Oscar Belaiche Vice President & Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception	Jason Gibbs Vice President & Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000.  To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000.  There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Redemption Fee:  The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Tax Information: The Fund intends to make distributions on a quarterly basis, but may declare and make distributions more or less frequently, that may be taxed as ordinary income or capital gains.  However, the distributions will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an IRA. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC NATURAL RESOURCES FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Natural Resources Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic Natural Resources Fund — Class I Shares	Dynamic Natural Resources Fund — Class II Shares
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Other Expenses(1)	2.40%	2.65%
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	3.35%	3.60%
Fee Waivers and Reimbursements(2)	(2.10)%	(2.10)%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.50%

(1)         “Other Expenses” are estimated for the current fiscal year.

(2)         The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until March 13, 2012.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Class I Shares	$127	$397
Class II Shares	$153	$474

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are involved primarily in resource-based activities and in instruments that derive their value from the value of natural resources.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

The Fund invests primarily in equity securities of domestic and foreign businesses which are involved primarily in resource-based activities, including exploring for or exploiting base or ferrous metals, precious commodities (such as gold, silver, platinum, palladium and gems), oil, natural gas and other hydrocarbon products, lumber and lumber-related products, and other industrial materials.  The Fund also may, to the extent consistent with applicable law, invest in Canadian income trusts relating to resource-based activities.  An income trust is an equity investment vehicle designed to distribute cash flow from an underlying business to investors.  The Fund does not intend to invest in agricultural or livestock-related businesses.  Based on the view of Goodman & Company NY, Ltd. (the “Sub-Adviser”) with respect to global resource supply and demand, the resource sector weightings within the portfolio may vary and, from time to time, a substantial portion of the Fund’s assets may be in one resource sector.

The Sub-Adviser adheres to a focused investment philosophy, which emphasizes business perspective investing and is characterized by a portfolio of businesses generally held for the long term. Businesses are purchased when they trade at discounts to the Sub-Adviser’s assessment of intrinsic value. Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

•                  analyze financial data and other information sources;

•                  assess the quality of management; and

•                  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities and income trust units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.  The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.  In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

The Fund is also subject to the risk that its primary market segment, investments in equity securities of businesses which explore for or exploit base or ferrous metals, precious commodities, oil, natural gas and other hydrocarbon products, lumber, and other industrial materials, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Fund is non-diversified and invests in a limited number of securities.  Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of businesses involved in resource-based activities.

Performance Information: The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the S&P Global Natural Resources Index.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

Robert Cohen Vice President & Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception	Jennifer Stevenson Vice President & Portfolio Manager Goodman & Company NY, Ltd. Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000.  To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000.  There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Redemption Fee:  The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  However, the distributions will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC CONTRARIAN ADVANTAGE FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Contrarian Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic Contrarian Advantage Fund — Class I Shares	Dynamic Contrarian Advantage Fund — Class II Shares
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Other Expenses	19.12%	19.37	%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	19.97%	20.22%
Fee Waivers and Reimbursements(2)	(18.82)%	(18.82)%
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	1.40%

(1)         “Other Expenses” for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

(2)         The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until March 13, 2012.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$117	$3,454	$6,115	$9,974
Class II Shares	$143	$3,507	$6,172	$10,001

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 105.20% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests in a broadly diversified portfolio consisting of equity securities of U.S. and foreign companies chosen using a value oriented investment approach.  Goodman & Company NY, Ltd. (the “Sub-Adviser”) believes that dividend growth may be a strong indicator of future price performance, and therefore, seeks to identify high quality companies, selling at a discount to intrinsic value, that are expected to initiate or increase their dividends.  Based on the Sub-Adviser’s view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser screens a broad universe of stocks that are expected to initiate or increase their dividends using metrics that traditionally indicate a measure of value, including low price-to-cash-flow ratio, low-price-to-book ratio and low-price-to-earnings ratio.  The Sub-Adviser then conducts fundamental analysis to distinguish those that merit investment from those that are inexpensive for a good reason.  The Sub-Adviser also seeks to identify catalysts that may drive an increase in stock price.

In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

•                  analyze financial data and other information sources;

•                  assess the quality of management; and

•                  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.  The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund’s investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities.  Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:  The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for its first full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return for the year ended December 31

Calendar Year-to-Date Return as of June 30, 2011: 4.32%

Best Quarter

December 31, 2010	10.55%

Worst Quarter

June 30, 2010	(9.77)%

Average Annual Total Returns for the Periods Ended December 31, 2010

		Since Inception
	1 Year	(April 2, 2009)*
Before Taxes	10.46%	21.80%

After Taxes on Distributions	8.52%	19.35%

After Taxes on Distributions and Sale of Fund Shares	8.50%	17.80%

Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	12.34%	29.43%

* While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

David L. Fingold

Vice President & Portfolio Manager

Goodman & Company NY, Ltd.

Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000.  To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000.  There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day).

Purchase and Redemption by Mail:
Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Redemption Fee:  The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  However, the distributions will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an IRA.  Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC DISCOVERY FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Discovery Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic Discovery Fund — Class I Shares	Dynamic Discovery Fund — Class II Shares
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Other Expenses	19.53%	19.78	%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	20.48%	20.73%
Fee Waivers and Reimbursements(2)	(19.23)%	(19.23)%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.50%

(1)          “Other Expenses” for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

(2)          The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until March 13, 2012.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$127	$3,529	$6,211	$10,026
Class II Shares	$153	$3,582	$6,267	$10,050

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.75% of the average value of its portfolio.

Principal Investment Strategy: The Fund will invest primarily in equity securities of U.S. and foreign companies.  The Fund may invest the majority of its assets in equity securities of U.S., Canadian and other foreign small capitalization companies.

Investment analysis for this Fund follows a bottom-up approach, which emphasizes careful company specific analysis.  Using a value investment approach, this Fund invests in companies that represent good value based on current stock price relative to the company’s intrinsic value.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, Goodman & Company NY, Ltd. (the “Sub-Adviser”) may:

•                  analyze financial data and other information sources;

•                  assess the quality of management; and

•                  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund is non-diversified and invests in a limited number of securities.  Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:  The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for its first full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return for the year ended December 31

Calendar Year-to-Date Return as of June 30, 2011: 2.15%

Best Quarter

December 31, 2010	13.25%

Worst Quarter

June 30, 2010	(10.30)%

Average Annual Total Returns for the Periods Ended December 31, 2010

		Since Inception
	1 Year	(April 2, 2009)*
Before Taxes	18.73%	28.82%
After Taxes on Distributions	17.07%	26.54%
After Taxes on Distributions and Sale of Fund Shares	12.72%	23.63%
Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	12.34%	29.43%

* While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

David L. Fingold

Vice President & Portfolio Manager

Goodman & Company NY, Ltd.

Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000.  To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000.  There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Redemption Fee:  The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  However, the distributions will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an IRA.  Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC GOLD & PRECIOUS METALS FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Gold & Precious Metals Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic Gold & Precious Metals Fund — Class I Shares	Dynamic Gold & Precious Metals Fund — Class II Shares
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Other Expenses	5.38%	5.63	%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	6.33%	6.58%
Fee Waivers and Reimbursements(2)	(5.08)%	(5.08)%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.50%

(1)          “Other Expenses” for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

(2)          The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until March 13, 2012.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$127	$1,344	$2,617	$5,653
Class II Shares	$153	$1,415	$2,724	$5,822

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.60% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

Bullion and coins for the Fund will only be bought from and sold to banks (both U.S. and foreign) who are members, or affiliated with members, of a regulated U.S. commodities exchange.  Gold, silver and other precious metals will not be purchased in any form that is not readily marketable.  Coins will only be purchased for the Fund if they can be bought and sold in an active market and will not be purchased for their numismatic or “collector” value.  Any bullion or coin purchased by the Fund will be delivered to and stored with a qualified custodian bank in the United States.  Bullion and coins do not generate income — they offer only the potential for capital appreciation or depreciation.  Direct investment in gold, silver and platinum in the form of bullion or coins may subject the Fund to higher custody and transaction costs than those normally associated with the ownership of stocks.

As a result of its specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the stock markets.  Goodman & Company NY, Ltd. (the “Sub-Adviser”) anticipates that the Fund may invest greater than 25% of its assets in securities of Canadian companies which are engaged primarily in activities related to gold, in instruments that derive their value from the value of gold and in gold in the form of bullion, coins and storage receipts.  Based on the Sub-Adviser’s view of global supply and demand factors, however, the precious metals weightings within the portfolio may vary and, from time to time, a substantial portion of the Fund’s assets may be invested in any one country and/or category of precious metals.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

•                  analyze financial data and other information sources;

•                  assess the strength of a company’s management; and

•                  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.  The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Fund is also subject to the risk that its target market segment, investments in equity securities of businesses engaged primarily in precious metals activities, may underperform other market segments or the equity markets as a whole.  Moreover as a result of the Sub-Adviser’s specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the markets.  Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector.  Political and economic conditions in gold-producing countries may have a direct effect on the mining and distribution of gold, and consequently, on its price.  When inflation is low or expected to fall, prices tend to be weak.  The Sub-Adviser’s view of global supply and demand may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

When the Fund invests in storage receipts, it receives certificates evidencing ownership of specific amounts of precious metals bullion, instead of taking physical possession of the bullion represented by the certificate. The Fund relies on the issuers of such documents to maintain the underlying precious metal on deposit. A default by any of the issuers could expose the Fund to loss of the metal on deposit.

The Fund is non-diversified and invests in a limited number of securities.  Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on precious metal stocks.

Performance Information:  The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for its first full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return for the year ended December 31

Calendar Year-to-Date Return as of June 30, 2011: (7.26)%

Best Quarter

September 30, 2010	27.19%

Worst Quarter

June 30, 2010	7.62%

Average Annual Total Returns for the Periods Ended December 31, 2010

		Since Inception
	1 Year	(April 1, 2009)*
Before Taxes	73.42%	74.53%
After Taxes on Distributions	73.08%	72.85%
After Taxes on Distributions and Sale of Fund Shares	47.79%	63.85%
Standard & Poor’s/Toronto Stock Exchange Global Gold Index (reflects no deductions for fees, expenses or taxes)	33.64%	26.75%

* While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

Robert Cohen

Vice President & Portfolio Manager

Goodman & Company NY, Ltd.

Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000.  To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000.  There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Redemption Fee:  The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  However, the distributions will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an IRA.  Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC CANADIAN VALUE FUND

SPECIAL NOTICE:              On October 13, 2011, the Board of Trustees of DundeeWealth Funds approved a Plan of Liquidation for the Dynamic Canadian Value Fund (the “Plan”).  Pursuant to the Plan, the Fund will be liquidated and terminated effective November 18, 2011.  Prior to November 18, 2011, Fund shareholders may redeem their investment or exchange into another DundeeWealth Fund.  All shareholders remaining in the Fund on November 18, 2011 will be liquidated and the proceeds sent to the address of record.  In connection with the implementation of the Plan, the Fund will be closed to new investment effective October 14, 2011.

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic Canadian Value Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic Canadian Value Fund - Class I Shares	Dynamic Canadian Value Fund — Class II Shares
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Other Expenses(1)	2.33%	2.58%
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	3.18%	3.43%
Fee Waivers and Reimbursements(2)	(2.25)%	(2.25)%
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	1.18%

(1)          “Other Expenses” are estimated for the current fiscal year.

(2)          The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.93% for Class I Shares and 1.18% for Class II Shares until March 13, 2012.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Class I Shares	$95	$731
Class II Shares	$120	$806

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies located in Canada.  For the purposes of this policy, the Fund defines companies that are located in Canada as companies that are incorporated or organized in Canada.  The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

Using a value investment approach, this Fund invests in companies that represent good value based on current stock price relative to the company’s intrinsic value.  The Fund employs a deep-value, contrarian approach.  Using a rigorous stock selection process, the Fund seeks to identify companies with solid business fundamentals, which are mispriced by the general marketplace.  Companies that Goodman & Company NY, Ltd. (the “Sub-Adviser”) believes are trading at below intrinsic value and offering substantial reward potential against an acceptable level of risk are considered to be ideal candidates for inclusion in the Fund’s portfolio.  The investment strategy employed by the Sub-Adviser seeks to provide appropriate downside protection while positioning investors to gain from significant long-term capital appreciation.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

•                  analyze financial data and other information sources;

•                  assess the quality of management; and

•                  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information: The bar chart and performance table have been omitted because the Fund does not have a full calendar year of operations.  The Fund compares its performance to the Standard & Poor’s/Toronto Stock Exchange Composite Index (S&P/TSX Composite Index), formerly called the TSE 300.  Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

Cecilia Mo

Vice President & Portfolio Manager

Goodman & Company NY, Ltd.

Length of Service: Since 2011

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000.  To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000.  There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Redemption Fee:  The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  However, the distributions will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC U.S. GROWTH FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic U.S. Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic U.S. Growth Fund - Class I Shares	Dynamic U.S. Growth Fund - Class II Shares
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses	5.39%	5.64	%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	6.14%	6.39%
Fee Waivers and Reimbursements(2)	(5.19)%	(5.19)%
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	1.20%

(1)          “Other Expenses” for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

(2)          The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until March 13, 2012.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$97	$1,279	$2,524	$5,515
Class II Shares	$122	$1,349	$2,633	$5,688

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 244.38% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach.  The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, Goodman & Company NY, Ltd. (the “Sub-Adviser”) seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.  While it will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure in one or more sectors of the economy, such as the information technology sector.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

•                  analyze financial data and other information sources;

•                  assess the quality of management; and

•                  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the information technology sector.  To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s net asset value and total return.  Information technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation.  Competitive pressures in the information technology sector, and the Fund’s investments in information technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

The Sub-Adviser expects a high portfolio turnover rate in excess of 400%.

The Fund is non-diversified and invests in a limited number of securities.  Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information:  The bar chart and performance table below provide an indication of the risk of an investment in the Fund by showing the Fund’s performance for its first full calendar year since its inception.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return for the year ended December 31

Calendar Year-to-Date Return as of June 30, 2011: 20.46%

Best Quarter

September 30, 2010	22.36%

Worst Quarter

June 30, 2010	(1.40)%

Average Annual Total Returns for the Periods Ended December 31, 2010

		Since Inception
	1 Year	(April 1, 2009)*
Before Taxes	50.67%	54.36%
After Taxes on Distributions	50.02%	50.46%
After Taxes on Distributions and Sale of Fund Shares	32.94%	44.56%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	16.71%	33.22%

* While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

Noah Blackstein

Vice President & Portfolio Manager

Goodman & Company NY, Ltd.

Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000.  To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000.  There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Redemption Fee:  The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  However, the distributions will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an IRA.  Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DYNAMIC U.S. VALUE FUND

SUMMARY SECTION

Investment Objective: The investment objective of the Dynamic U.S. Value Fund (the “Fund”) is to seek long-term capital appreciation through value investing.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic U.S. Value Fund — Class I Shares	Dynamic U.S. Value Fund — Class II Shares
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses(1)	2.30%	2.55%
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses	3.05%	3.30%
Fee Waivers and Reimbursements(2)	(2.10)%	(2.10)%
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	1.20%

(1)          “Other Expenses” are estimated for the current fiscal year.

(2)          The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until March 13, 2012.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Class I Shares	$97	$303
Class II Shares	$122	$381

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a value oriented investment approach.  The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, Goodman & Company NY, Ltd. (the “Sub-Adviser”) screens a broad universe of stocks of all capitalizations using metrics that traditionally indicate a measure of value, including low price-to-cash-flow ratio, low-price-to-book ratio and low-price-to-earnings ratio.  Companies with solid fundamentals that the Sub-Adviser believes are trading at below intrinsic value, offering substantial reward potential, and having an acceptable level of risk are considered to be ideal candidates for inclusion in the Fund’s portfolio.  The Sub-Adviser also seeks to identify companies with catalysts that may drive an increase in stock price.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

•                  analyze financial data and other information sources;

•                  assess the quality of management; and

•                  conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information: The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the Standard & Poor’s 500 Index (S&P 500).

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

David L. Fingold

Vice President & Portfolio Manager

Goodman & Company NY, Ltd.

Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $10,000.  To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000.  There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day).

Purchase and Redemption by Mail:

Regular Mail Address:	Express Mail Address:
DundeeWealth Funds	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.	C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679	4400 Computer Drive
Providence, RI 02940-9679	Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Redemption Fee:  The Fund charges a redemption fee of 2.00% for any redemption or exchange within 90 days of purchase of shares of the Fund.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains.  However, the distributions will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUNDS

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.  Investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.  In fact, no matter how good a job the Sub-Adviser does, you could lose all or some of your investment in a Fund, just as you could with similar investments.  A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade.  The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

PORTFOLIO COMPOSITION

Certain of the Funds have a policy to invest, under normal circumstances, at least 80% of the value of their respective “assets” in certain types of investments suggested by their respective names (the “80% Policy”).  These policies are non-fundamental and can be changed by the Funds upon 60 days’ prior notice to shareholders.  For purposes of these 80% Policies, the term “assets” means net assets plus the amount of borrowings for investment purposes.  A Fund must comply with its 80% Policy at the time the Fund invests its assets.  Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

More Information About Risk

Equity Risk — Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices.  In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate.  Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Foreign Investment Risk — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  Currency fluctuations may occur for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce its returns.  Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable U.S. companies.  In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.

Other risks associated with investing in foreign securities include, among other things, trade balances and imbalances and related economic policies, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations.  There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S. and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.  There also may be less extensive regulation of the securities markets in particular countries than in the U.S.

Canadian Risk — The Canadian economy is dependent on the U.S. economy, as the U.S. is a key trading partner. Reduction in spending on Canadian products and services or changes in the U.S. economy may cause an impact in the Canadian economy.  In addition, past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market.

Precious Metals Investing Risk — The Dynamic Gold & Precious Metals Fund may invest in precious metals as part of its principal investment strategy.  Investments in precious metals, such as gold, silver, platinum and palladium, and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. Because precious metals and other commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities.  A Fund’s direct investment in precious metals is limited by tax considerations.  For tax reasons, the Fund may be required to hold its precious metals or sell them at a loss, or to sell some portfolio securities at a gain, when for investment reasons it would not otherwise do so.

Precious metal prices are affected by various factors, such as economic conditions, political events and monetary policies. As a result, the prices of gold, silver, platinum or palladium may fluctuate widely. The sole source of return to the Fund from such investments will be gains realized on their sale; a negative return will be realized if the metal is sold at a loss.

Natural Resources Investing Risk — The Dynamic Energy Fund, Dynamic Energy Income Fund, and Dynamic Natural Resources Fund each invest in companies engaged in natural resource activities as part of their principal investment strategies.  When the Fund invests in securities of companies engaged in natural resources activities, the Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund’s securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments.   Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the U.S. are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

Infrastructure Investing Risks:   The Dynamic Energy Fund, Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund and Dynamic Natural Resources Fund each invest in infrastructure-related companies as part of their principal investment strategies.  Investments in infrastructure-related companies have greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities.  Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, government budgetary constraints, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Other factors that may affect the operations of infrastructure-related companies include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due to a company’s operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors.  Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation.  Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

Portfolio Turnover — A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser and/or Sub-Adviser determines that it would be in the Fund’s best interest to do so.  It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser’s or Sub-Adviser’s control.  These transactions will increase a Fund’s “portfolio turnover.”  A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period.  High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies. The Funds will normally invest in the types of securities described in this prospectus.  In addition to the investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus).  Of course, there is no guarantee that the Funds will achieve their investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions.  During unusual economic or market conditions, or in the event of sizeable cash flows into or out of a Fund, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective.  If a Fund invests in this manner, it may not achieve its investment objective.

Information About Portfolio Holdings

A complete schedule of the Funds’ portfolio holdings, current as of month-end, will be available on the Funds’ website at www.dundeewealthus.com no earlier than 10 days, and generally within 60 days, after the end of each calendar month.  This information will remain available on the website until the Funds file with the SEC their semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The Funds may terminate or modify this policy at any time without further notice to shareholders.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Fund’s website.

Investment Adviser

DundeeWealth US, LP (the “Adviser” or “DundeeWealth”) serves as the investment adviser to the Funds.  The Adviser’s principal place of business is 1160 West Swedesford Road, Suite 140, Berwyn PA 19312.  As of August 31, 2011, DundeeWealth had approximately $347 million in assets under management.  Subject to the Board of Trustees’ supervision, DundeeWealth continuously reviews, supervises and administers the Funds’ investment programs.  DundeeWealth also ensures compliance with the Funds’ investment policies and guidelines.  For its services, the Adviser is entitled to a management fee, as set forth in the table below, which is calculated daily and paid monthly based on the average daily net assets of each Fund. The table also indicates the actual management fees paid as a percentage of average net assets for the fiscal year ended September 30, 2010, after taking into account fee waivers and expense reimbursements.

Fund	Contractual Management Fee	Management Fees Paid

Dynamic Energy Fund	0.95%	N/A
Dynamic Energy Income Fund	0.95%	0.00%
Dynamic Global Growth Fund	0.85%	N/A
Dynamic World Growth Fund	0.95%	N/A
Dynamic Canadian Equity Income Fund	0.95%	0.00%
Dynamic Natural Resources Fund	0.95%	N/A
Dynamic Contrarian Advantage Fund	0.85%	0.00%
Dynamic Discovery Fund	0.95%	0.00%
Dynamic Gold & Precious Metals Fund	0.95%	0.00%
Dynamic Canadian Value Fund	0.85%	N/A
Dynamic U.S. Growth Fund	0.75%	0.00%
Dynamic U.S. Value Fund	0.75%	N/A

The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) for the Class I Shares and Class II Shares of each of the Funds from exceeding the following annual percentage rates of their average daily net assets, until March 13, 2012.

	Average Daily Net Assets
Fund	Class I	Class II

Dynamic Energy Fund	1.25%	1.50%
Dynamic Energy Income Fund	1.15%	1.40%
Dynamic Global Growth Fund	1.15%	1.40%
Dynamic World Growth Fund	1.25%	1.50%
Dynamic Canadian Equity Income Fund	1.25%	1.50%
Dynamic Natural Resources Fund	1.25%	1.50%
Dynamic Contrarian Advantage Fund	1.15%	1.40%
Dynamic Discovery Fund	1.25%	1.50%
Dynamic Gold & Precious Metals Fund	1.25%	1.50%
Dynamic Canadian Value Fund	0.93%	1.18%
Dynamic U.S. Growth Fund	0.95%	1.20%
Dynamic U.S. Value Fund	0.95%	1.20%

If it becomes unnecessary for the Adviser to waive fees or make reimbursements with respect to a Fund, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the respective percentage to recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses of such Fund (excluding taxes, extraordinary expenses, broker commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver of reimbursement.

As investment adviser to the Funds, DundeeWealth has responsibility over any Sub-Adviser.

Investment Sub-Adviser

Goodman & Company NY, Ltd. (“Goodman”), an affiliate of the Adviser, serves as Sub-Adviser to the Funds.  The Sub-Adviser’s principal place of business is Dundee Place, 1 Adelaide St. E., Ste. 2900, Toronto, ON MSC 2V9.  As Sub-Adviser, Goodman makes investment decisions for the Funds and also ensures compliance with each Fund’s investment policies and guidelines. As of August 31, 2011, Goodman had approximately $224 million in assets under management and advisement.  For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement is available in the Funds’ semi-annual report to shareholders for the six months ended March 31, 2011.

Investment Team

For purposes of the biographies below, Goodman & Company NY, Ltd. and its parent company, Goodman & Company, Investment Counsel Ltd., are generally referred to as Goodman & Company (“Goodman & Company”).  Each Fund is managed by one or more investment professionals.  All members of the investment team for a Fund play an integral part in selecting securities investments for the Fund.  The members of the Funds’ management teams and the name of the Funds each is responsible for the day-to-day management of are listed below.

Oscar Belaiche, HBA, FICB, CFA

Dynamic Energy Fund

Dynamic Energy Income Fund

Dynamic Canadian Equity Income Fund

Oscar Belaiche joined Goodman & Company in 1997.  Oscar serves as a portfolio manager, along with Jennifer Stevenson, on the Dynamic Energy Fund and Dynamic Energy Income Fund.  He serves as a portfolio manager, along with Jason Gibbs, on the Dynamic Canadian Equity Income Fund.  Oscar leads Dynamic’s award-winning Equity Income investment team.  In that capacity, his duties include oversight of income focused portfolios, with investments in energy income trusts, dividend paying equities, global real estate securities and other income producing securities.  Previously, Oscar spent seven years at The Prudential Insurance Company of America as Vice President of Property Investments, responsible for their Canadian investment portfolio of 43 commercial properties.  Oscar graduated in 1980 with an Honours B.A. in Business Administration from the University of Western Ontario.  He holds the Chartered Financial Analyst designation and is a Fellow of the Institute of Canadian Bankers.

Jennifer Stevenson, B. Comm., MBA

Dynamic Energy Fund

Dynamic Energy Income Fund

Dynamic Natural Resources Fund

Jennifer Stevenson joined Goodman & Company in 2010 and is a member of Dynamic’s award-winning Equity Income investment team. Jennifer serves as a portfolio manager along with Oscar Belaiche, for the Dynamic Energy Fund and Dynamic Energy Income Fund. Prior to joining Goodman & Company, Jennifer served as Managing Director, Portfolio Management at Qwest Investment Management Corp., where she was responsible for the identification and selection of oil and gas investment opportunities. Ms. Stevenson also has a wealth of energy investment banking experience that includes a senior position with Dundee Capital Markets, a division of DundeeWealth. Furthermore, she draws on experience from previous positions at leading Canadian oil and gas producers and suppliers. Ms. Stevenson has an Advanced Certificate in Petroleum Land Contract Administration. She has a Masters in Business Administration in Finance from the University of Alberta and a Bachelor of Commerce degree in Marketing and Finance from the University of Calgary.

Noah Blackstein, B.A., CFA

Dynamic Global Growth Fund

Dynamic U.S. Growth Fund

Noah Blackstein joined Goodman & Company in 1997 and is a member of the firm’s Power Growth investment team.  Noah serves as a lead portfolio manager of the Dynamic U.S. Growth Fund and the Dynamic Global Growth Fund.  Previously, Noah served as Associate Portfolio Manager at BPI Mutual Funds.  Noah is frequently quoted in industry publications and has been a featured guest on CNBC and other respected financial news programs.  Noah is a graduate of the University of Toronto and holds his Chartered Financial Analyst designation.

Alexander Lane, B.Comm. (Hons.), CFA

Dynamic World Growth Fund

Alexander Lane joined Goodman & Company in 2000, where he is a member of the firm’s Power Growth investment team.  Alex serves as lead portfolio manager for the Dynamic World Growth Fund.  Previously, Alex was a Vice President at TD Asset Management Inc. where he covered Canadian small cap and global technology stocks as a research analyst.  He joined TD Bank Financial Group in 1991 and served in various positions before entering the investment management business in 1996.  Alex holds the Chartered Financial Analyst designation and is a graduate of Queen’s University.

Jason Gibbs, BAcc., CA, CFA

Dynamic Canadian Equity Income Fund

Jason Gibbs joined Goodman & Company in 2002.  Jason is a member of the firm’s Equity Income team.  Jason serves as lead portfolio manager of the Dynamic Canadian Equity Income Fund.  Jason has research and portfolio management responsibilities, conducting detailed financial analysis to find attractive opportunities in dividend paying equity securities and companies focused on infrastructure investments.  Jason joined Dynamic Funds in 2000 as a manager of fund valuation services.  Prior to that role, he was a senior manager of fund valuation at Canada Trust and an auditor with Deloitte and Touche LLP.  Jason received his Bachelor of Accounting from Brock University.  He also holds the Chartered Accountant and Chartered Financial Analyst designations.

David L. Fingold, BSc. Management

Dynamic Discovery Fund

Dynamic Contrarian Advantage Fund

Dynamic U.S. Value Fund

David L. Fingold joined Goodman & Company in 2002.  David serves as lead portfolio manager for the Dynamic Discovery Fund, the Dynamic Contrarian Advantage Fund and the Dynamic U.S. Value Fund.  David has close to 20 years of business, operational and investment experience including senior positions in corporate finance, sales, purchasing and marketing in the manufacturing, transportation and distribution industries.  Prior to joining Goodman & Company, David worked for seven years sourcing and evaluating investment opportunities for a privately owned merchant bank.  David earned a BSc. with High Distinction in Management from Babson College in Wellesley, Massachusetts.

Robert Cohen, B.A.Sc., (Min. Process Eng) MBA, CFA

Dynamic Gold & Precious Metals Fund

Dynamic Natural Resources Fund

Robert Cohen joined Goodman & Company in 1998.  Robert serves as lead portfolio manager for the Dynamic Gold & Precious Metals Fund and co-manages the Dynamic Natural Resources Fund.  Robert is a Vice President of Goodman & Company focusing on investment research and security selection in the metals and mining industry. Robert is a mineral process engineer by training and has extensive experience in the mining industry, including work as an engineer and assistant to the V.P. of South American Projects for a junior mining company; and as a Corporate Development Adviser for an international gold mining firm.  Robert completed his Bachelor of Applied Sciences in Mineral Process Engineering at the University of British Columbia in 1992.  Robert received his Master’s in Business Administration from the University of British Columbia and holds the Chartered Financial Analyst designation.

Cecilia Mo, MBA

Dynamic Canadian Value Fund

Cecilia Mo joined Goodman & Company in 2011.  Cecilia serves as lead portfolio manager for the Dynamic Canadian Value Fund.  Cecilia has over 15 years of industry experience and is a member of the firm’s Value investment team.  Previously, she was a portfolio manager at a leading global mutual fund company where she managed some of the company’s top performing funds.  From 1996 to 2000, Cecilia was an analyst with Neuberger Berman.  Cecilia earned a BA in business from the University of British Columbia, and an MBA from the Wharton School of the University of Pennsylvania.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

More Information About Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange DundeeWealth Fund shares.

Class I Shares of the Funds are for certain individual investors and institutional investors investing for their own or their customers’ accounts.

Class II Shares of the Funds are for investments made through financial institutions or intermediaries.

How to Purchase Fund Shares

To purchase shares directly from the Funds, complete and send in an application.  If you need an application or have questions, please call 1-888-572-0968.  The minimum initial investment for Class I Shares is $10,000 and the minimum initial investment for Class II Shares is $50,000.  There are no sales charges when you purchase shares of the DundeeWealth Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire.  All checks must be made payable to “DundeeWealth Funds” in U.S. dollars and drawn on U.S. financial institutions.  The Funds do not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler’s check).  The Funds do not accept third-party checks or credit card purchases.  The Funds may accept initial investments of amounts smaller than the minimum initial investment at their discretion.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers.  If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly.  Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.  You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason.  The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations.  For more information about the Funds’ policy on short-term trading, see “Market Timing Policies and Procedures.”

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.  Please contact the Funds for more information.

General Information

Shares cannot be purchased or redeemed by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.  The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after the Fund receives your purchase order.

The Funds calculate the NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).  For you to receive the current Business Day’s NAV, the Funds or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time.  Proper form requires that the purchaser provide a completed and signed account application, including the purchaser’s name, street address, tax identification number, and other identification required by law or regulation.  You may be required to provide photo identification such as a driver’s license or passport, and a representative of the Funds may telephone you to verify information you have provided.  If you do not provide the required information, or if the Funds’ representatives are unable to verify your identity, the Funds reserve the right to close your account or take such other steps as deemed reasonable.  If the NYSE closes early — such as on days in advance of certain generally observed holidays — the Funds reserve the right to calculate the NAV as of the earlier closing time.

How the Funds Calculate NAV

The NAV for a Fund share is the value of that share’s portion of all of the net assets of the Fund.  In calculating the NAV, each Fund generally values its investment portfolio at market price.  If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.  The Funds’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

As the Funds invest in stocks of U.S. and foreign companies that are traded on global exchanges, there may be limited circumstances in which a Fund would price securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value prices for foreign equity securities located outside of North and South America are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board of Trustees.  Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets.  Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV.  The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Funds calculate NAV.  If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 1-888-572-0968.  To redeem your shares by phone you must select telephone privileges when you open your account.

When selling shares by mail, your letter must include your name, the name of the Fund and account number and the amount of your request.  All owners of the account must sign the letter.  All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”).  Signature guarantees that are not part of these programs will not be accepted.  You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address.  A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Funds (or an authorized broker) receive your request.

Receiving Your Money

Normally, the Funds will send your sale proceeds within seven days after the Funds receive your request.  Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check.  If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (or for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind).  If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.  In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.  The Funds may also redeem in kind to discourage short-term trading of shares.

Involuntary Redemptions of Your Shares

If your account balance drops below $10,000 because of redemptions you may be required to sell your shares.  The Funds will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange your shares for the same share class of another DundeeWealth Fund on any Business Day by contacting the Funds directly by mail or telephone by calling 1-888-572-0968.  This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading.  Each Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds.  For more information about the Funds’ policy on excessive trading, see “Market Timing Policies and Procedures.”

When you exchange shares, you are really selling your shares and buying other Fund shares.  So, your sale price and purchase price will be based on the NAV next calculated after a Fund receives your exchange request.

Each Fund charges a redemption fee for any exchange within 90 days of purchase of such shares.  See “Redemption Fee” for more information.

You may exchange Class I Shares of a Fund for Class I Shares of any other DundeeWealth Fund.  You may exchange Class II Shares of a Fund for Class II Shares of any other DundeeWealth Fund.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk.  Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.  If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

Other Policies

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading.  This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns.  The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes.  In addition, because frequent trading may cause the Funds to attempt to maintain higher cash positions, changes to the Funds’ holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Funds.

The Funds will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees.  For purposes of applying these policies, the Funds may consider the trading history of accounts under common ownership or control.  As these policies and procedures are currently applied:

•                  Shareholders are restricted from making more than 5 “round trips” into or out of a Fund in any calendar year.  If a shareholder exceeds this amount, the Funds may, at their discretion, reject any additional purchase or exchange orders.  The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

•                  The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.  Purchases and redemptions made through the Funds’ Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries.  The Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements.  However, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect a Fund and its long-term shareholders as discussed above.

Redemption Fee

The Board of Trustees has approved a short-term redemption fee of 2% for any redemption within 90 days of purchase of shares of each Fund.

The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as being redeemed first.  The fee will be paid directly to the Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.

The redemption fee may not apply in certain circumstances including the death or disability of a shareholder, shares purchased through reinvested dividends or capital gains, required minimum distributions from any retirement account, systematic investment/withdrawal plan transactions, and periodic rebalancing pursuant to a bona fide asset allocation strategy.  The Funds only intend to waive redemption fees for redemptions the Funds’ officers reasonably believe do not raise frequent trading or market timing concerns.  Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies.  Omnibus accounts include multiple investors and such accounts typically provide the funds with a net purchase or redemption request on any given day where the purchases and redemptions of fund shares by the investors are netted against one another.  Although, as discussed above, the Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements, the identities of individual investors whose purchase and redemption orders are aggregated are not generally known by the Funds.  If a financial intermediary fails to enforce the Funds’ market timing policies or redemption fee, the Funds may take certain actions, including terminating the relationship.

Customer Identification and Verification

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you:  When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you.  This information is subject to verification to ensure the identity of all persons opening a mutual fund account.  The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligations.  Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.  Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker.  If this information is not provided within a timeframe established in the sole discretion of the Funds, your account will be “frozen” with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Funds reserve the right to close your account at the then-current day’s price if they are unable to verify your identity.  Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds.  If the Funds cannot verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check.  The Funds reserve the further right to hold your proceeds until your original check clears the bank.  In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law.  The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan (the “Service Plan”) that allows Class II Shares of each Fund to pay service fees to firms that provide shareholder services (“Service Providers”).  Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.25% of its Class II Shares’ average daily net assets.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Purchase Through Financial Institutions

The Adviser and the Sub-Adviser and/or their affiliates are permitted to make payments relating to sales, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds).  The Adviser and the Sub-Adviser and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders.  These payments (“Additional Payments”) would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization.  The aggregate amount of Additional Payments may be substantial.  The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments.  In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a Fund to you.  Please contact your service organization for details about Additional Payments it may receive.  For more information on Additional Payments, see the Funds’ SAI.  The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment.  A Fund may reimburse the Adviser for Additional Payments.

Distribution of Fund Shares

Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Suite 100, Portland, ME 04101, serves as principal underwriter to DundeeWealth Funds pursuant to a Distribution Agreement.

Distributions

The Funds distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually.  The Energy Income Fund and Canadian Equity Income Fund expect to declare and pay distributions, if any, quarterly, however they may declare and pay distributions more or less frequently.  If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash.  To elect cash payment, you must notify the Funds in writing prior to the date of the distribution.  Your election will be effective for distributions paid after the Funds receive your written notice.  To cancel your election, simply send the Fund written notice.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents.  You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, the Funds’ distributions will be taxable to you for federal, state and local income tax purposes.  Distributions are taxable whether they are received in cash or reinvested in Fund shares.  For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income.  Distributions attributable to any excess of net long-term capital gains of a Fund over net short-term capital losses generally are taxable to you as long-term capital gains.  This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%.  Also, Fund distributions to noncorporate shareholders attributable to dividends received by a Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met.  The amount of a Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations.  Because of its high portfolio turnover rate, a significant portion of the distributions of the Dynamic U.S. Growth Fund will not qualify for this favorable rate.  For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund’s ex-dividend date.  These lower rates are currently scheduled to sunset after 2012.

The investment by a Fund in MLPs or Canadian Income Trusts or may result in Fund distributions a portion of which are returns of capital for U.S. federal income tax purposes.  A distribution that constitutes a return of capital will generally be nontaxable to the extent of your basis in Fund shares, but will reduce that basis.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction.  This percentage may, however, be reduced as a result of a Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

The Funds may be subject to foreign withholding or foreign taxes on income or gain from certain foreign securities.  If more than 50% of a Fund’s assets in a given year consist of foreign securities, the Fund may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (i) to credit that proportionate amount of taxed against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.

Sales and Exchanges

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your shares for shares of another DundeeWealth Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them.  Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, including, among other things, shares acquired pursuant to dividend reinvestment with respect to the Fund.  If disallowed, such a loss will be reflected instead in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding

The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide correct taxpayer identification numbers in the manner required, who have been made subject to “backup withholding” by the Internal Revenue Service for failure to properly include on their returns payments of taxable interest or dividends, or who have failed to certify to the Funds when required to do so that they are “exempt recipients” or are otherwise not subject to backup withholding.  The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Funds will generally be exempt from U.S. tax.  In addition, for taxable years of the Fund beginning before January 1, 2012, distributions attributable to qualifying interest income from U.S. sources or short-term capital gains will generally be exempt from U.S. tax.  All other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement to these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Funds.

Different U.S. tax rules apply to a foreign shareholder if an investment in a Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply to the portions of the Funds’ distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in a Fund could have additional tax consequences.  This summary is not intended as a substitute for careful tax planning.  You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund.

Additional tax information is provided in the Funds’ SAI.

Financial Highlights

The following financial highlights are intended to help you understand the Funds’ financial performance since inception.  The table that follows presents performance information about Class I Shares of the Funds.  Some of the information is presented on a per share basis.  Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund.  The information for the fiscal year ended September 30, 2010 has been audited by PricewaterhouseCoopers LLP, a former independent registered public accounting firm of DundeeWealth Funds, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available, without charge, upon request.  Information for the fiscal year ended September 30, 2009 was audited by a former independent registered public accounting firm of DundeeWealth Funds.  Information for the six month period ended March 31, 2011 is unaudited.  Class I shares of the Dynamic Energy Fund, Dynamic Global Growth Fund, Dynamic World Growth Fund, Dynamic Natural Resources Fund and Dynamic U.S. Value Fund and Class II shares of each Fund have not commenced operations as of the date of this prospectus, and therefore no financial highlights information is presented for these Funds and Classes.

DYNAMIC ENERGY INCOME FUND — CLASS I SHARES

For a Fund Share Outstanding Throughout each Period

	For the Six Months Ended March 31, 2011 (Unaudited)		For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(1)
Net Asset Value - Beginning of Period	$12.39		$11.10	$10.00
Income from Investment Operations:
Net investment income(2)	0.25		0.58	0.09
Net realized and unrealized gain on investments and foreign currency transactions	2.53		1.68	1.01
Total from investment operations	2.78		2.26	1.10

Less Distributions:
Dividends from net investment income	(0.18)		(0.87)	—
Distributions from realized capital gains	(0.03)		(0.10)	—
Total distributions	(0.21)		(0.97)	—
Redemption fees added to paid-in capital(2)	0.00	(3)	0.00 (3)	—

Net Asset Value — End of Period	$14.96		$12.39	$11.10

Total Return	22.56	%(4)	20.94%	11.00	%(4)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$19,564		$2,747	$555
Operating expenses:
Before expense reimbursement/waiver	2.36	(5)	10.43%	49.80	%(5)
After expense reimbursement/waiver	1.15	%(5)	1.15%	1.15	%(5)
Net investment income:
After expense reimbursement/waiver	3.58	%(5)	4.82%	6.54	%(5)
Portfolio turnover rate	29.40	%(4)	59.98%	20.50	%(4)

(1)          The Fund commenced investment operations on August 14, 2009.

(2)          Calculated based on the average number of shares outstanding during the period.

(3)          Amount represents less than $0.005 per share.

(4)          Non-annualized.

(5)          Annualized.

DYNAMIC CANADIAN EQUITY INCOME FUND — CLASS I SHARES

(formerly, Dynamic Infrastructure Fund)

For a Fund Share Outstanding Throughout each Period

	For the Six Months Ended March 31, 2011 (Unaudited)		For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(1)
Net Asset Value - Beginning of Period	$12.80		$12.77	$10.00
Income from Investment Operations:
Net investment income(2)	0.10		0.17	0.11
Net realized and unrealized gain on investments, options written, and foreign currency transactions	1.21		1.45	2.66
Total from investment operations	1.31		1.62	2.77

Less Distributions:
Dividends from net investment income	(0.22)		(0.31)	—
Distributions from realized capital gains	(1.31)		(1.28)	—
Total distributions	(1.53)		(1.59)	—

Net Asset Value — End of Period	$12.58		$12.80	$12.77

Total Return	11.07	%(3)	13.54%	27.70	%(3)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$921		$725	$639
Operating expenses:
Before expense reimbursement/waiver	12.75	%(4)	20.26%	31.45	%(4)
After expense reimbursement/waiver	1.25	%(4)	1.25%	1.25	%(4)
Net investment income:
After expense reimbursement/waiver	1.60	%(4)	1.37%	1.92	%(4)
Portfolio turnover rate	35.88	%(3)	136.31%	60.18	%(3)

(1)          The Fund commenced investment operations on March 31, 2009.

(2)          Calculated based on the average number of shares outstanding during the period.

(3)          Non-annualized.

(4)          Annualized.

DYNAMIC CONTRARIAN ADVANTAGE FUND— CLASS I SHARES

For a Fund Share Outstanding Throughout each Period

	For the Six Months Ended March 31, 2011 (Unaudited)		For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(1)
Net Asset Value - Beginning of Period	$12.02		$11.72	$10.00
Income from Investment Operations:
Net investment income(2)	0.05		0.14	0.09
Net realized and unrealized gain on investments, options written, futures contracts, and foreign currency transactions	1.66		0.91	1.63
Total from investment operations	1.71		1.05	1.72

Less Distributions:
Dividends from net investment income	(0.29)		(0.39)	—
Distributions from realized capital gains	(0.96)		(0.36)	—
Total distributions	(1.25)		(0.75)	—
Redemption fees added to paid-in capital(2)	0.00	(3)

Net Asset Value — End of Period	$12.48		$12.02	$11.72

Total Return	14.96	%(4)	8.95%	17.20	%(4)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$758		$702	$586
Operating expenses:
Before expense reimbursement/waiver	14.46	%(5)	19.97%	34.14	%(5)
After expense reimbursement/waiver	1.15	%(5)	1.15%	1.15	%(5)
Net investment income:
After expense reimbursement/waiver	0.83	%(5)	1.15%	1.67	%(5)
Portfolio turnover rate	75.63	%(4)	105.20%	69.40	%(4)

(1)          The Fund commenced investment operations on March 31, 2009.

(2)          Calculated based on the average number of shares outstanding during the period.

(3)          Amount represents less than $0.005 per share.

(4)          Non-annualized.

(5)          Annualized.

DYNAMIC DISCOVERY FUND— CLASS I SHARES

For a Fund Share Outstanding Throughout each Period

	For the Six Months Ended March 31, 2011 (Unaudited)		For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(1)
Net Asset Value - Beginning of Period	$13.00		$12.13	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.01)		0.01	0.03
Net realized and unrealized gain on investments, options written, futures contracts, and foreign currency transactions	2.13		1.58	2.10
Total from investment operations	2.12		1.59	2.13

Less Distributions:
Dividends from net investment income	(0.15)		(0.27)	—
Distributions from realized capital gains	(0.63)		(0.45)	—
Total distributions	(0.78)		(0.72)	—

Net Asset Value — End of Period	$14.34		$13.00	$12.13

Total Return	16.50	%(3)	13.33%	21.30	%(3)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$1,425		$853	$606
Operating expenses:
Before expense reimbursement/waiver	10.07	%(4)	20.48%	33.78	%(4)
After expense reimbursement/waiver	1.25	%(4)	1.25%	1.25	%(4)
Net investment income (loss):
After expense reimbursement/waiver	(0.11	)%(4)	0.07%	0.59	%(4)
Portfolio turnover rate	62.41	%(3)	74.75%	69.79	%(3)

(1)          The Fund commenced investment operations on March 31, 2009.

(2)          Calculated based on the average number of shares outstanding during the period.

(3)          Non-annualized.

(4)          Annualized.

DYNAMIC GOLD & PRECIOUS METALS FUND— CLASS I SHARES

For a Fund Share Outstanding Throughout each Period

	For the Six Months Ended March 31, 2011 (Unaudited)		For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(1)
Net Asset Value - Beginning of Period	$21.75		$13.15	$10.00
Income (Loss) from Investment Operations:
Net investment loss(2)	(0.13)		(0.21)	(0.07)
Net realized and unrealized gain on investments, gold bullion, and foreign currency transactions	3.37		9.45	3.22
Total from investment operations	3.24		9.24	3.15

Less Distributions:
Dividends from net investment income	(0.04)		(0.54)	—
Distributions from realized capital gains	(0.13)		(0.13)	—
Total distributions	(0.17)		(0.67)	—
Redemption fees added to paid-in capital(2)	0.03		0.03	—

Net Asset Value — End of Period	$24.85		$21.75	$13.15

Total Return	15.03	%(3)	72.84%	31.50	%(3)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$56,607		$19,672	$657
Operating expenses:
Before expense reimbursement/waiver	1.54	%(4)	6.33%	31.36	%(4)
After expense reimbursement/waiver	1.25	%(4)	1.25%	1.25	%(4)
Net investment loss:
After expense reimbursement/waiver	(1.13	)%(4)	(1.15)%	(1.16	)%(4)
Portfolio turnover rate	15.42	%(3)	35.60%	5.43	%(3)

(1)          The Fund commenced investment operations on March 31, 2009.

(2)          Calculated based on the average number of shares outstanding during the period.

(3)          Non-annualized.

(4)          Annualized.

DYNAMIC CANADIAN VALUE FUND— CLASS I SHARES

For a Fund Share Outstanding Throughout each Period

	For the Six Months Ended March 31, 2011 (Unaudited)		For the Period Ended September 30, 2010(1)
Net Asset Value - Beginning of Period	$10.00		$10.00
Income from Investment Operations:
Net investment income(2)	0.03		—
Net realized and unrealized gain on investments and foreign currency transactions	1.50		—
Total from investment operations	1.53		—

Less Distributions:
Dividends from net investment income	(0.06)		—
Total distributions	(0.06)		—

Net Asset Value — End of Period	$11.47		$10.00

Total Return	15.36	%(3)	—

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$1,775		$300
Operating expenses:
Before expense reimbursement/waiver	11.00	%(4)	—
After expense reimbursement/waiver	0.93	%(4)	—
Net investment income:
After expense reimbursement/waiver	0.60	%(4)	—
Portfolio turnover rate	30.47	%(3)	—

(1)          The Fund commenced investment operations on September 30, 2010.

(2)          Calculated based on the average number of shares outstanding during the period.

(3)          Non-annualized.

(4)          Annualized.

DYNAMIC U.S. GROWTH FUND— CLASS I SHARES

For a Fund Share Outstanding Throughout each Period

	For the Six Months Ended March 31, 2011 (Unaudited)		For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(1)
Net Asset Value - Beginning of Period	$16.36		$12.32	$10.00
Income (Loss) from Investment Operations:
Net investment loss(2)	(0.08)		(0.13)	(0.05)
Net realized and unrealized gain on investments	5.27		5.80	2.37
Total from investment operations	5.19		5.67	2.32

Less Distributions:
Dividends from net investment income	—		(0.23)	—
Distributions from realized capital gains	(0.24)		(1.40)	—
Total distributions	(0.24)		(1.63)	—
Redemption fees added to paid-in capital(2)	0.03		0.00 (3)	—

Net Asset Value — End of Period	$21.34		$16.36	$12.32

Total Return	32.07	%(4)	49.82%	23.20	%(4)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$49,451		$10,319	$616
Operating expenses:
Before expense reimbursement/waiver	1.37	%(5)	6.14%	30.21	%(5)
After expense reimbursement/waiver	0.95	%(5)	0.95%	0.95	%(5)
Net investment loss:
After expense reimbursement/waiver	(0.87	)%(5)	(0.90)%	(0.83	)%(5)
Portfolio turnover rate	140.03	%(4)	244.38%	205.10	%(4)

(1)          The Fund commenced investment operations on March 31, 2009.

(2)          Calculated based on the average number of shares outstanding during the period.

(3)          Amount represents less than $0.005 per share.

(4)          Non-annualized.

(5)          Annualized.

DUNDEEWEALTH FUNDS

Investment Adviser	Legal Counsel

DundeeWealth US, LP	Drinker Biddle & Reath LLP
1160 West Swedesford Road	One Logan Square, Ste. 2000
Suite 140	Philadelphia, PA 19103-6996
Berwyn, PA 19312

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME  04101

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI):  The SAI includes detailed information about the Funds and DundeeWealth Funds.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:  Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.  To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Funds or to make shareholder inquiries:

By Telephone:	1-888-572-0968

By Mail:	DundeeWealth Funds
C/O BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9679
Providence, RI 02940-9679

By Internet: The Funds make available the SAI, annual report and semi-annual reports free of charge on the Funds’ website at http://www.dundeewealthus.com.

From the SEC:  You can also obtain the SAI, as well as other information about DundeeWealth Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov.  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

DundeeWealth Funds’ Investment Company Act registration number is 811-21913.

STATEMENT OF ADDITIONAL INFORMATION

Dynamic Energy Fund (Class I Ticker: DWGEX; Class II)

Dynamic Energy Income Fund (Class I Ticker: DWEIX; Class II)
Dynamic Global Growth Fund (Class I Ticker: DWGGX; Class II)

Dynamic World Growth Fund (Formerly, Dynamic Growth Navigator Fund) (Class I Ticker: DWGNX; Class II)

Dynamic Canadian Equity Income Fund (Formerly, Dynamic Infrastructure Fund)

(Class I Ticker: DWGIX; Class II)
Dynamic Natural Resources Fund (Class I Ticker: DWNRX; Class II)
Dynamic Contrarian Advantage Fund (Class I Ticker: DWGVX; Class II )
Dynamic Discovery Fund (Class I Ticker: DWGDX; Class II)
Dynamic Gold & Precious Metals Fund (Class I Ticker: DWGOX; Class II)
Dynamic Canadian Value Fund (Class I Ticker: DWNVX; Class II)
Dynamic U.S. Growth Fund (Class I Ticker: DWUGX ; Class II)

Dynamic U.S. Value Fund (Class I Ticker: DWUVX; Class II)

each a series of DUNDEEWEALTH FUNDS

February 1, 2011,

As amended October 14, 2011

Investment Adviser:

DUNDEEWEALTH US, LP (the “Adviser”)

Sub-Adviser:

GOODMAN & COMPANY NY, LTD. (the “Sub-Adviser”)

This Statement of Additional Information (“SAI”) is not a prospectus.  This SAI is intended to provide additional information regarding the activities and operations of the DundeeWealth Funds (the “Trust”), the Dynamic Energy Fund (the “Energy Fund”), Dynamic Energy Income Fund (the “Energy Income Fund”), Dynamic Global Growth Fund (the “Global Growth Fund”), Dynamic World Growth Fund (the “World Growth Fund”), Dynamic Canadian Equity Income Fund (the “Canadian Equity Income Fund”), Dynamic Natural Resources Fund (the “Natural Resources Fund”), Dynamic Contrarian Advantage Fund (the “Contrarian Advantage Fund”), Dynamic Discovery Fund (the “Discovery Fund”), Dynamic Gold & Precious Metals Fund (the “Gold & Precious Metals Fund”), Dynamic Canadian Value Fund (the “Canadian Value Fund”),  Dynamic U.S. Growth Fund (the “U.S. Growth Fund”) and Dynamic U.S. Value Fund (the “U.S. Value Fund”) (each, a “Fund” and, together, the “Funds”).  This SAI should be read in conjunction with the Funds’ prospectus dated February 1, 2011, as amended October 14, 2011, Annual Report dated September 30, 2010 and Semi-Annual Report dated March 31, 2011.  A copy of the prospectus, Annual Report and Semi-Annual Report may be obtained by calling 1-888-572-0968 or on the Trust’s website at www.dundeewealthus.com. The financial statements and the notes contained in the Annual Report and Semi-Annual Report are incorporated by reference into this SAI.  No other part of the Annual Report or Semi-Annual Report is incorporated by reference herein.

TABLE OF CONTENTS

THE TRUST	S-1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES	S-1
DESCRIPTION OF PERMITTED INVESTMENTS	S-4
INVESTMENT LIMITATIONS	S-16
ADVISER	S-19
SUB-ADVISER	S-21
SHAREHOLDER SERVICING	S-28
ADMINISTRATOR	S-28
DISTRIBUTOR	S-29
PAYMENTS TO FINANCIAL INSTITUTIONS	S-29
TRANSFER AGENT	S-30
CUSTODIAN	S-30
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-30
LEGAL COUNSEL	S-30
TRUSTEES AND OFFICERS OF THE TRUST	S-30
PRINCIPAL SHAREHOLDERS	S-37
PURCHASING AND REDEEMING SHARES	S-39
DETERMINATION OF NET ASSET VALUE	S-40
TAXES	S-41
FUND TRANSACTIONS	S-42
PORTFOLIO HOLDINGS	S-45
DESCRIPTION OF SHARES	S-45
SHAREHOLDER LIABILITY	S-46
DISTRIBUTION RIGHTS	S-46
LIMITATION OF TRUSTEES’ LIABILITY	S-46
PROXY VOTING	S-46
CODE OF ETHICS	S-46
FINANCIAL STATEMENTS	S-47
APPENDIX A –RATINGS	A-1
APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES	B-1

THE TRUST

General.  The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust (the “Declaration of Trust”) dated June 2, 2006, as amended and restated September 14, 2010 and as may be further amended from time to time.  The Declaration of Trust permits the Trust to offer separate series (“funds”) of units of beneficial interest (“shares”) and separate classes of shares within each fund.  The Trust reserves the right to create and issue shares of additional funds.  Each fund, including each of the Funds, is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund.  All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto.  The Trust pays, without limitation, its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses.  Expenses attributable to a specific fund and/or share class shall be payable solely out of the assets of that fund and/or share class.  Expenses not attributable to a specific fund and/or share class are allocated across all of the funds on the basis of relative net assets.  This SAI relates only to the Funds and not to any other funds of the Trust.

Voting Rights.  Each share held entitles the shareholder of record to one vote.  Each Fund will vote separately on matters relating solely to it.  As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders.  Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.  Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval.  While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust.  In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds’ respective investment objectives and principal investment strategies are described in the prospectus.  The following information supplements, and should be read in conjunction with, the prospectus.  For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

Dynamic Energy Fund.  The Fund seeks long-term growth of capital.  This goal is not fundamental and may be changed by the Fund upon 60 days’ prior notice to shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As its principal investment strategy, the Fund invests primarily in securities of energy and alternative energy companies located in the U.S. and foreign countries which are involved in the exploration, research, development, production and distribution of a broad range of non-renewable and renewable energy sources as described in the prospectus.  Consistent with Rule 35d-1 under the 1940 Act regarding the use of certain mutual fund names (“Rule 35d-1”), the Fund has adopted a “non-fundamental” policy to invest at least 80% of its assets plus the amount of any borrowings for investment purposes, under normal circumstances in securities of energy and alternative energy companies.  This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Dynamic Energy Income Fund.  The Fund seeks high income generation and long-term growth of capital.  This goal is not fundamental and may be changed by the Fund upon 60 days’ prior notice to shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “non-diversified” investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in equity securities of U.S., Canadian and other foreign energy and utility companies as described in the prospectus.  Consistent with Rule 35d-1, the Fund has adopted a “non-fundamental” policy to invest at least 80% of its assets plus the amount of any borrowings for investment purposes, under normal circumstances in equity securities of energy and utility companies.  This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Dynamic Global Growth Fund.  The Fund seeks long-term capital appreciation.  This goal is not fundamental and may be changed by the Fund upon 60 days’ prior notice to shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “non-diversified” investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in equity securities of U.S. and foreign companies chosen according to a growth oriented investment approach as described in the prospectus.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Dynamic World Growth Fund.  The Fund seeks long-term capital appreciation.  This goal is not fundamental and may be changed by the Fund upon 60 days’ prior notice to shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “diversified” investment company under the 1940 Act.  Effective September 30, 2011, the Fund changed its name from “Dynamic Growth Navigator Fund” to “Dynamic World Growth Fund.”

As its principal investment strategy, the Fund invests primarily in equity securities of businesses located in the U.S. and around the world chosen according to a growth investment approach, as described in the prospectus.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Dynamic Canadian Equity Income Fund.  The Fund seeks high income and long-term capital appreciation.  This goal is not fundamental and may be changed by the Fund upon 60 days’ prior notice to shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “diversified” investment company under the 1940 Act.  Effective September 30, 2011, the Fund changed its investment objective and principal investment strategies and changed its name from “Dynamic Infrastructure Fund” to “Dynamic Canadian Equity Income Fund.”

As its principal investment strategy, the Fund invests primarily in dividend or distribution paying Canadian equity securities and real estate investment trusts (“REITs”), as well as in other types of Canadian equity securities, including limited partnerships and master limited partnerships (“MLPs”).  Consistent with Rule 35d-1 the Fund has adopted a “non-fundamental” policy to invest at least 80% of its assets plus the amount of any borrowings for investment purposes, under normal circumstances in the equity securities of companies located in Canada.  For the purposes of this policy, the Fund defines companies that are located in Canada as companies that are incorporated or organized in Canada.  This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Dynamic Natural Resources Fund.  The Fund seeks long-term capital appreciation.  This goal is not fundamental and may be changed by the Fund upon 60 days’ prior notice to shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “non-diversified” investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in securities of companies located in the U.S., Canada and other foreign countries which are involved primarily in resource-based activities as described in the prospectus.  Consistent with Rule 35d-1 the Fund has adopted a “non-fundamental” policy to invest at least 80% of its assets plus the amount of any borrowings for investment purposes, under normal circumstances in securities of companies which are involved primarily in resource-based activities and in instruments that derive their value from the value of natural resources.  This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Dynamic Contrarian Advantage Fund.  The Fund seeks long-term capital appreciation.  This goal is not fundamental and may be changed by the Fund upon 60 days’ prior notice to shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “non-diversified” investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in equity securities of U.S., Canadian and other foreign companies chosen using a value oriented investment approach as described in the prospectus.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Dynamic Discovery Fund.  The Fund seeks long-term capital appreciation.  This goal is not fundamental and may be changed by the Fund upon 60 days’ prior notice to shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “non-diversified” investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in equity securities of U.S., Canadian and other foreign companies as described in the prospectus.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Dynamic Gold & Precious Metals Fund.  The Fund seeks long-term capital appreciation.  This goal is not fundamental and may be changed by the Fund upon 60 days’ prior notice to shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “non-diversified” investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in securities of U.S., Canadian and other foreign companies which are engaged primarily in precious metals activities as described in the prospectus.  Consistent with Rule 35d-1 the Fund has adopted a “non-fundamental” policy to invest at least 80% of its assets plus the amount of any borrowings for investment purposes, under normal circumstances in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts.  This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Dynamic Canadian Value Fund.  SPECIAL NOTICE:        On October 13, 2011, the Board of Trustees of DundeeWealth Funds approved a Plan of Liquidation for the Dynamic Canadian Value Fund (the “Plan”).  Pursuant to the Plan, the Fund will be liquidated and terminated effective November 18, 2011.  Prior to November 18, 2011, Fund shareholders may redeem their investment or exchange into another DundeeWealth Fund.  All shareholders remaining in the Fund on November 18, 2011 will be liquidated and the proceeds sent to the address of record.  In connection with the implementation of the Plan, the Fund will be closed to new investment effective October 14, 2011.

The Fund seeks long-term capital appreciation.  This goal is not fundamental and may be changed by the Fund upon 60 days’ prior notice to shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “diversified” investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in securities of companies domiciled in Canada as described in the prospectus.  Consistent with Rule 35d-1 the Fund has adopted a “non-fundamental” policy to invest at least 80% of its assets plus the amount of any borrowings for investment purposes, under normal circumstances in securities of companies located in Canada.  For the purposes of this policy, the Fund defines companies that are located in Canada as companies that are incorporated or organized in Canada.  This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Dynamic U.S. Growth Fund.  The Fund seeks long-term capital appreciation.  This goal is not fundamental and may be changed by the Fund upon 60 days’ prior notice to shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “non-diversified” investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in securities of U.S. companies as described in the prospectus.  Consistent with Rule 35d-1 the Fund has adopted a “non-fundamental” policy to invest at least 80% of its assets plus the amount of any borrowings for investment purposes, under normal circumstances in equity securities of U.S. companies chosen according to a growth oriented investment approach.  This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Dynamic U.S. Value Fund.  The Fund seeks long-term capital appreciation through value investing.  This goal is not fundamental and may be changed by the Fund upon 60 days’ prior notice to shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “diversified” investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in securities of U.S. companies as described in the prospectus.  Consistent with Rule 35d-1 the Fund has adopted a “non-fundamental” policy to invest at least 80% of its assets plus the amount of any borrowings for investment purposes, under normal circumstances in equity securities of U.S. companies chosen according to a value oriented investment approach.  This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Portfolio Turnover Rate.  Portfolio turnover rate is defined under Securities and Exchange Commission (the “SEC”) regulations as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year.  Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate.  Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one year.  The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the “Additional Information About Investment Objectives and Policies” section and the associated risk factors.  Each Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with that Fund’s investment objective and permitted by the Fund’s stated investment policies.  Unless otherwise noted, the following investments are non-principal investments of the Funds.

American Depositary Receipts (ADRs).  ADRs, as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers.  Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates.  Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers.  In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Equity Securities.  As part of their principal investment strategies, the Funds invest in equity securities, primarily in the form of common stocks.  Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock and investments in income trust and MLP units.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds purchase equity securities traded on registered exchanges or the over-the-counter market.  Equity securities are described in more detail below:

•                  Common Stock.  Common stock represents an equity or ownership interest in an issuer.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•                  Preferred Stock.  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•                  Warrants.  Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.

•                  Convertible Securities.  Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks.  Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.  Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.  When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

•                  Income Trusts and Master Limited Partnerships - Despite the potential for attractive regular payments, income trust and MLP units are equity investments, not fixed income securities, and they share many of the risks inherent in stock ownership. In addition, income trusts and MLPs may lack diversification, as income trusts are primarily invested in oil and gas, pipelines, and other infrastructure and MLPs are primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.  Additionally, potential growth may be sacrificed because revenue is passed on to security holders, rather than reinvested in the business.  Income trusts and MLPs do not guarantee minimum distributions or even return of capital; therefore, if the business starts to lose money, distributions can be reduced or even eliminated.

Income trusts and MLPs are structured to avoid taxes at the entity level.  In a traditional corporate tax structure, net income is taxed at the corporate level and again as dividends in the hands of the investor.  Income trusts and MLPs generally pay no Canadian or U.S. tax on earnings distributed directly to the security holders (but see reference below to potential future tax) and, if properly structured, should not be subject to U.S. Federal income tax.  This flow-through structure means that the distributions to income trust and MLP investors are generally higher than dividends from an equivalent corporate entity.

On June 22, 2007, the Income Tax Act (Canada) (the “Tax Act”) was amended to apply a “distribution tax” on distributions of publicly traded income trusts and partnerships (other than certain real estate investment trusts) existing on October 31, 2006, beginning in their 2011 taxation year. Accordingly, certain publicly traded income trusts and partnerships are required to pay tax on distributions to their securityholders, thereby reducing the amount available for distributions to such securityholders, including to any of the Funds that hold such securities. No assurance may be given that further review of the tax treatment of investment trusts and other flow-through entities will not be undertaken or that Canadian federal or provincial income tax law respecting investment trusts and other flow-through entities will not be changed in a manner that adversely affects the Funds and their shareholders.

•                  Small and Medium Capitalization Issuers.  To the extent consistent with their principal investment strategies, the Funds may invest in small and medium capitalization issuers.  Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.  The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange.  Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Foreign Securities.   The Funds may invest in foreign securities.  Investments in foreign securities denominated in foreign currencies and/or traded outside of the United States require consideration of certain risks typically not associated with investing in U.S. securities or property.  Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United

States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations.  There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States’ companies.  Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States’ companies.  In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.  There also may be less extensive regulation of the securities markets in particular countries than in the United States.

The Funds may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Money Market Securities.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in money market instruments (the types of which are discussed below) that would not ordinarily be consistent with the Fund’s objectives.  For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as Standard & Poor’s or Moody’s, or determined by the Adviser or Sub-Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities.  Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.

U.S. Government Securities.  Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks,  Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies.  Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

•                  U.S. Treasury Obligations.  U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

•                  Receipts.  Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank.  The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts are sold as zero coupon securities.

•                  U.S. Government Zero Coupon Securities.  STRIPS are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons.  Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes.  Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically.  Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

•                  U.S. Government Agencies.  Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.  Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity.  Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund’s shares.

There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although the issuers of many U.S. Government agency obligations purchased by the Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government agency obligations held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

In September 2008, the U.S. Treasury Department and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed in conservatorship under the FHFA.  The long-term effect that this conservatorship will have on Fannie Mae and Freddie Mac’s debt and equity and on securities guaranteed by Fannie Mae and Freddie Mac is unclear.

Commercial Paper.  Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities.  Maturities on these issues vary from a few to 270 days.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks.  A Fund may invest in obligations issued by banks and other savings institutions.  Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks.  Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks.  These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund.  Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

•                  Bankers’ Acceptances.  Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank.  Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange.  Maturities are generally six months or less.

•                  Certificates of Deposit.  Certificates of deposit are interest-bearing instruments with a specific maturity.  They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.  Certificates of deposit with penalties for early withdrawal will be considered illiquid.

•                  Time Deposits.  Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.  Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.  Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Repurchase Agreements.   A Fund may enter into repurchase agreements with financial institutions.  The Funds each follow certain procedures designed to minimize the risks inherent in such agreements.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser.  The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement).  Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral.  In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral.  However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.  It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund’s net assets.  The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser or Sub-Adviser, liquidity or other considerations so warrant.

Securities of Other Investment Companies.  Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies and real estate investment trusts, represent interests in professionally managed portfolios that may invest in any type of instrument.  Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.  Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value.  Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies.  A Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:  (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (iii) securities issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act, rule, or SEC staff interpretations thereunder.

Investment Trusts.  The Funds may invest in real estate, royalty, income and other Canadian investment trusts which are investment vehicles in the form of trusts rather than corporations.  To the extent that claims, whether in contract, in tort or as a result of tax or statutory liability, against an investment trust are not satisfied by the trust, investors in the investment trust, including a Fund if it invested in such investment trust, could be held liable for such obligations.  Investment trusts generally seek to make this risk remote in the case of contracts by including provisions in their agreements that the obligations of the investment trusts will not be binding on investors personally.  However, investment trusts could still have exposure to damage claims such as personal injury and environmental claims.

Certain jurisdictions have enacted legislation to protect investors in investment trusts from the possibility of such liability. Investors in most Canadian investment trusts have been placed on the same footing as shareholders of Canadian corporations which receive the protection of statutorily mandated limited liability in several provincial jurisdictions. Alberta became the first province to enact limited liability legislation for unitholders of publicly traded investment trusts with the passing into law of the Income Trusts Liability Act, 2004 which came into force on July 1, 2004.  Ontario followed with similar legislation, the Trust Beneficiaries’ Liability Act, 2004, which came into force on December 16, 2004.  Manitoba enacted The Investment Trust Unitholders’ Protection Act which came into force on June 16, 2005. British Columbia enacted the Income Trust Liability Act which came into force on March 30, 2006.  Quebec has offered similar protection to unitholders of investment trusts since 1994. However, the extent to which a Fund remains at risk for the obligations of investment trusts ultimately depends on the local laws of the jurisdictions where the Fund invests in investment trusts.

On June 22, 2007, the Income Tax Act (Canada) (the “Tax Act”) was amended to apply a “distribution tax” on distributions of publicly traded income trusts and partnerships (other than certain real estate investment trusts) existing on October 31, 2006, beginning in their 2011 taxation year.  Accordingly, certain publicly traded income trusts and partnerships are required to pay tax on distributions to their securityholders, thereby reducing the amount available for distributions to such securityholders, including the Funds to the extent that the Funds hold such securities.  No assurance may be given that further review of the tax treatment of investment trusts and other flow-through entities will not be undertaken or that Canadian federal or provincial income tax law respecting investment trusts and other flow-through entities will not be changed in a manner that adversely affects the Funds and their shareholders.

MLPs.  MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like the Fund that invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. MLPs make distributions that are similar to dividends, and these are generally paid out on a quarterly basis.  Some distributions received by a Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies.  Generally speaking, MLP investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions. MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.  To the extent that an MLP’s interests are all in a particular industry, the MLP will, accordingly, be negatively impacted by economic events impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

REITs.  A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  By investing in REITs indirectly through a Fund, shareholders of the Fund will bear not only their proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (“Code”) or its failure to maintain exemption from registration under the 1940 Act.

Futures and Options on Futures.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”).  The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.  To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”).  The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks.  To cover its position, a Fund may maintain with its custodian bank, a segregated account consisting of cash or liquid securities (i) equal to the contracts’ full notional value (in the case of contracts that are not required to “cash settle”) or (ii) in amounts (marked-to-market on a daily basis) that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act, the rules, and SEC interpretations thereunder.  The segregated account functions as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities.  Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

Each Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract.  In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or liquid securities in a segregated account equal in value to the difference between the strike price of the put and the price of the futures contract.  Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.  Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option.  In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain cash or liquid securities in a segregated account equal in value to the difference between the strike price of the call and the price of the futures contract.  Each Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option.  Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.  Each Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds’ use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser’s or Sub-Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures.  In addition, some strategies reduce the Funds’ exposure to price fluctuations, while others tend to increase its market exposure.

Forward Contracts.  Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis.  Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable.  The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration.  There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell.  Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors.  The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise desire to the possible detriment of a Fund.  Neither the CFTC nor banking authorities regulate forward currency through banks.  In respect of such trading, a Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts.  Market illiquidity or disruption could result in major losses to a Fund.

Forward Foreign Currency Contracts.   The Funds engage in forward foreign exchange contracts for the purpose of gaining exposure to, or hedging against, changes in the value of equities, interest rates or foreign currencies.  The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position.  These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar.  The Funds also may invest in foreign currency futures and in options on currencies.  Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract.  A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency.  Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time.  At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an ‘‘offsetting’’ contract with the same currency trader, obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.  The Funds may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when the Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency.  With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures.  In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency.  A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars.  A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

Options.  Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.  See “Investment Limitations.”  A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period.  A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period.  The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The initial purchase (sale) of an option contract is an “opening transaction.”  In order to close out an option position, each Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.  If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

Each Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund will pay a premium when purchasing put and call options.  If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of a Fund’s securities or by a decrease in the cost of acquisition of securities by a Fund.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

Each Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), without limitation, to manage its exposure to exchange rates.  Call options on foreign currency written by a Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.

Each Fund may write covered call options on securities as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value.  When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option.  When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.  When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price which may be in excess of the market value of such securities.

Each Fund may purchase and write options, without limitation, on an exchange or over-the-counter.  Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects.  They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.  OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security.  Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include:  (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Illiquid Securities.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued.  Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to fair value procedures approved by the Trust’s Board of Trustees.  Despite such good faith efforts to determine fair value prices, each Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition.  Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund.  Under the supervision of the Trust’s Board of Trustees, the Adviser and/or Sub-Adviser determines the liquidity of each Fund’s investments. In determining the liquidity of a Fund’s investments, the Adviser may consider various factors, including  (i) the frequency and volume of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).  Each Fund will not invest more than 15% of its net assets in illiquid securities.

Restricted Securities.  Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration.  As consistent with each Fund’s investment objectives, each Fund may invest in Section 4(2) commercial paper.  Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment.  Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper.  The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust.  The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

Lending of Portfolio Securities.  Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds’ Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of each Fund (including the loan collateral).  Each Fund will not lend portfolio securities to the Adviser, Sub-Adviser or their respective affiliates unless it has applied for and received specific authority to do so from the SEC.  Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily.  Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

Each Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, each Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.  Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities.  Any securities lending activity in which the Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met.   Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Short Sales.  As consistent with each Fund’s investment objectives, each Fund may engage in short sales that are either “uncovered” or “against the box.”  A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.  A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan.  To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, a Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short position.

Borrowing.  The Funds may borrow money from a bank equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends.  Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the return on the Fund’s portfolio.  Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.  The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate.  These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Initial Public Offerings (“IPOs”).  The Sub-Adviser generally attempts to allocate IPOs on a pro rata basis.  However, due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, pro rata allocation may not always be possible.  Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs.  By selling shares of an IPO, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.  Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain.  These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions.  They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.  They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals.  Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Special Note Regarding Market Events.  Events in the financial sector over the past few years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally.  While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected.  These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments.  It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets.  Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ holdings.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Funds that cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

The Energy Fund, World Growth Fund, Canadian Equity Income Fund, Canadian Value Fund and U.S. Value Fund  may not:

1.             With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2.             Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities, except that under normal market conditions the Energy Fund will invest 25% or more of its total assets in companies in energy and alternative energy industries.

3.             Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

4.             Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5.             Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6.             Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7.             Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 3 above, the Funds may borrow money from banks as permitted under the 1940 Act.

The Energy Income Fund, Global Growth Fund, Natural Resources Fund, Contrarian Advantage Fund, Discovery Fund and U.S. Growth Fund may not:

1.             Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities, except that under normal market conditions: (a) the Energy Income Fund will invest 25% or more of its total assets in companies in energy and energy-related industries, and (b) the Natural Resources Fund will invest 25% or more of its total assets in companies involved in resource-based industries.

2.             Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

3.             Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4.             Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5.             Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

6.             Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 2 above, the Funds may borrow money from banks as permitted under the 1940 Act.

The Gold & Precious Metals Fund may not:

1.             Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities, except that, under normal market conditions, the Fund will invest more than 25% of its net assets in the securities issued by companies engaged generally in precious metals activities and in instruments that derive their value from the value of precious metals.

2.             Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

3.             Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund  may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4.             Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.             Purchase or sell commodities, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction from time to time;

6.             Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7.             Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 3 above, the Fund may borrow money from banks as permitted under the 1940 Act.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees without shareholder approval.

No Fund may:

1.             Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund’s fundamental limitation on borrowing; provided that, such pledging, mortgaging or hypothecation does not exceed 5% of a Fund’s total assets.

2.             Invest in companies for the purpose of exercising control.

3.             Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; (iii) make short sales “against the box”; and (iv) make short sales in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4.             Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5.             Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.  The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.

6.             Enter into futures contracts and options on futures contracts except as permitted by the prospectus and in this SAI.

ADVISER

General.  DundeeWealth US, LP is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940.  The Adviser was established in 2006 and offers investment management services for investment companies.  The Adviser is controlled by 2178991 Ontario Inc., a wholly-owned subsidiary of DundeeWealth Inc. (“DundeeWealth”).  DundeeWealth is a Canadian owned, Toronto Stock Exchange (“TSX”) listed, wealth management company that creates and provides investment solutions as well as capital markets and advisory  services for financial advisers, institutions, corporations and foundations.  DundeeWealth is a subsidiary of the Bank of Nova Scotia, a Canadian-based bank providing retail, commercial, corporate, investment and international banking services.

Advisory Agreement with the Trust.  The Trust and the Adviser have entered into an Investment Management Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser serves as the Investment Adviser for the Funds and continuously reviews, supervises and administers the respective investment programs of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.  The Adviser has selected and monitors the Sub-Adviser who makes investment decisions for the Funds.  After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  At a meeting of the Board of Trustees held on December 15, 2010, the Board of Trustees approved the Advisory Agreement and authorized its submission to shareholders for approval.  Subsequently, at a meeting of the Board of Trustees held on March 24, 2011, the Board of Trustees again approved the Advisory Agreement.  The Advisory Agreement was approved by shareholders of each Fund at a special meeting of shareholders on April 8, 2011.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to each Fund, by a majority of the outstanding shares of the Fund, on not less than 60-days’ written notice.  The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Advisory Fees Paid to the Adviser.  For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates of the Funds’ average daily net assets:

Fund	Average Daily Net Assets

Energy Fund	0.95%
Energy Income Fund	0.95%
Global Growth Fund	0.85%
World Growth Fund	0.95%
Canadian Equity Income Fund	0.95%

Natural Resources Fund	0.95%
Contrarian Advantage Fund	0.85%
Discovery Fund	0.95%
Gold & Precious Metals Fund	0.95%
Canadian Value Fund	0.85%
U.S. Growth Fund	0.75%
U.S. Value Fund	0.75%

The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) for the Class I Shares and Class II Shares of each of the Funds from exceeding the following annual percentage rates of their average daily net assets until March 13, 2012:

	Average Daily Net Assets
Fund	Class I	Class II

Energy Fund	1.25%	1.50%
Energy Income Fund	1.15%	1.40%
Global Growth Fund	1.15%	1.40%
World Growth Fund	1.25%	1.50%
Canadian Equity Income Fund	1.25%	1.50%
Natural Resources Fund	1.25%	1.50%
Contrarian Advantage Fund	1.15%	1.40%
Discovery Fund	1.25%	1.50%
Gold & Precious Metals Fund	1.25%	1.50%
Canadian Value Fund	0.93%	1.18%
U.S. Growth Fund	0.95%	1.20%
U.S. Value Fund	0.95%	1.20%

If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest)  to exceed 1.25% and 1.50% for the Energy Fund Class I and Class II Shares, 1.15% and 1.40% Energy Income Fund Class I and Class II Shares,  1.15% and 1.40% for the Global Growth Fund Class I and Class II Shares, 1.25% and 1.50% for the World Growth Fund Class I and Class II Shares, 1.25% and 1.50% for the Canadian Equity Income Fund Class I and Class II Shares, 1.25% and 1.50% for the Natural Resources Fund Class I and Class II Shares, 1.15% and 1.40% for the Contrarian Advantage Fund Class I and Class II Shares, 1.25% and 1.50% for the Discovery Fund Class I and Class II Shares, 1.25% and 1.50% for the Gold & Precious Metals Fund Class I and Class II Shares, 0.93% and 1.18% for the Canadian Value Fund Class I and Class II Shares, 0.95% and 1.20% for the U.S. Growth Fund Class I and Class II Shares, and 0.95% and 1.20% for the U.S. Value Fund Class I and Class II Shares.

For the fiscal year ended September 30, 2010 and the fiscal period ended September 30, 2009, the Adviser earned advisory fees in the amounts of $14,882 and $587 for the Energy Income Fund, $6,421 and $2,714 for the Canadian Equity Income Fund, $5,788 and $2,246 for the Contrarian Advantage Fund, $6,248 and $2,538 for the Discovery Fund, $26,056 and $2,658 for the Gold & Precious Metals Fund, and $17,349 and $2,069 for the U.S. Growth Fund, respectively, and waived fees and reimbursed expenses in the amounts of $128,725 and $10,473 for the Energy Income Fund, $122,047 and $36,376 for the Canadian Equity Income Fund, $121,737and $37,253 for the Contrarian Advantage Fund, $120,079 and $36,975 for the Discovery Fund, $133,044 and $34,323 for the Gold & Precious Metals Fund, and  $113,588 and $30,831 for the U.S. Growth Fund, respectively.

SUB-ADVISER

Goodman & Company, NY Ltd. serves as Sub-Adviser to the Funds pursuant to a Sub-Advisory Agreement with the Adviser.  The Sub-Adviser is controlled by DundeeWealth.  The Sub-Adviser makes the investment decisions for the Funds and continuously reviews, supervises and administers a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.  The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

For its respective services, the Sub-Adviser receives a fee from the Adviser, which is calculated daily based on average daily net assets of each Fund and paid monthly as set forth below:

Fund	Sub-Advisory Fee

Energy Fund	0.45% of assets on the first $150 million 0.75% on the balance
Energy Income Fund	0.45% of assets on the first $150 million 0.75% on the balance
Global Growth Fund	0.35% of assets on the first $150 million 0.65% on the balance
World Growth Fund	0.45% of assets on the first $150 million 0.75% on the balance
Canadian Equity Income Fund	0.45% of assets on the first $150 million 0.75% on the balance
Natural Resources Fund	0.45% of assets on the first $150 million 0.75% on the balance
Contrarian Advantage Fund	0.35% of assets on the first $150 million 0.65% on the balance
Discovery Fund	0.45% of assets on the first $150 million 0.75% on the balance
Gold & Precious Metals Fund	0.45% of assets on the first $150 million 0.75% on the balance

Canadian Value Fund	0.35% of assets on the first $150 million 0.65% on the balance
U.S. Growth Fund	0.25% of assets on the first $150 million 0.55% on the balance
U.S. Value Fund	0.25% of assets on the first $150 million 0.55% on the balance

For the fiscal year ended September 30, 2010 and the fiscal period ended September 30, 2009, the Sub-Adviser earned fees from the Adviser in the amount of $7,049 and $278 for the Energy Income Fund, $3,041 and $1,286 for the Canadian Equity Income Fund, $2,383 and $925 for the Contrarian Advantage Fund, $2,960 and $1,202 for the Discovery Fund, $12,343 and $1,259 for the Gold & Precious Metals Fund, and $5,783 and $690 for the U.S. Growth Fund, respectively, and waived fees in the amount of $128,725 and $10,337 for the Energy Income Fund, $122,047 and $35,883 for the Canadian Equity Income Fund, $121,737 and $36,782 for the Contrarian Advantage Fund, $120,079 and $36,499 for the Discovery Fund, $133,044 and $33,841 for the Gold & Precious Metals Fund, and $113,588 and $30,351 for the U.S. Growth Fund, respectively.

Portfolio Managers – Other Accounts Managed by the Portfolio Managers

The following information is as of September 30, 2010, assets under management reported in U.S. dollars.

Energy Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

Oscar Belaiche	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	13	$3,710	4	$476.5
	Other Accounts	2	$27.9	0	$0

Jennifer Stevenson	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	3	$292.8	2	$262.7
	Other Accounts	1	$5.3	0	$0

Energy Income Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

Oscar Belaiche	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	13	$3,710	4	$476.5
	Other Accounts	2	$27.9	0	$0

Jennifer Stevenson	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	3	$292.8	2	$262.7
	Other Accounts	1	$5.3	0	$0

Global Growth Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

Noah Blackstein	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	10	$1,044.6	0	$0
	Other Accounts	1	$78.9	5	$629.7

World Growth Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

Alexander Lane	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	2	$294.7	1	$17.8
	Other Accounts	3	$104.2	0	$0

Canadian Equity Income Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

Oscar Belaiche	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	13	$3,710	4	$476.5
	Other Accounts	2	$27.9	0	$0

Jason Gibbs	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	4	$487.9	1	$69.4
	Other Accounts	0	$0	0	$0

Natural Resources Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

Robert Cohen	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	4	$1,325.5	0	$0
	Other Accounts	1	$20.2	0	$0

Jennifer Stevenson	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	3	$292.8	2	$262.7
	Other Accounts	1	$5.3	0	$0

Contrarian Advantage Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

David L. Fingold	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	12	$2,063.2	2	$28.3
	Other Accounts	2	$4.4	0	$0

Discovery Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

David L. Fingold	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	12	$2,063.2	2	$28.3
	Other Accounts	2	$4.4	0	$0

Gold & Precious Metals Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

Robert Cohen	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	4	$1325.5	0	$0
	Other Accounts	1	$20.2	0	$0

Canadian Value Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

Cecilia Mo*	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

*Cecilia Mo joined the Sub-Adviser after September 30, 2010.

U.S. Growth Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

Noah Blackstein	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	10	$1,044.6	0	$0
	Other Accounts	1	$78.9	5	$629.7

U.S. Value Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

David Fingold	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	12	$2,063.2	2	$28.3
	Other Accounts	2	$4.4	0	$0

The portfolio managers did not beneficially own any securities of the Funds as of September 30, 2010.

The Sub-Adviser compensates the portfolio managers for their management of the Funds.  The portfolio managers’ compensation consists of a salary and a discretionary bonus.  The bonus is based on profitability of the firm and individual performance.  Individual performance is subjective and may be based on a number of factors, such as the individual’s leadership and contribution to the strategic planning and development of the investment team.

Conflicts of Interest.  As is typical for many money managers, potential conflicts of interest may arise related to portfolio manager’s management of accounts including the Funds relating to:  where not all accounts are able to participate in a desired IPO or another limited opportunity, the use of soft dollars and other brokerage practices, the voting of proxies, employee personal securities trading, the side by side management of accounts with performance based fees and accounts with fixed fees, and a variety of other circumstances.  In all cases, however, the Sub-Adviser believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.  The Sub-Adviser’s Form ADV, Part II also contains a description of some of its policies and procedures in this regard.

SHAREHOLDER SERVICING

The Funds have adopted a Shareholder Services Plan (the “Shareholder Services Plan”).  Under the Shareholder Services Plan, the service providers may be entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund’s average daily net assets attributable to Class II Shares in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; and (ix) processing dividend payments from the Funds on behalf of shareholders.  As of the date of this SAI, the Funds had not offered Class II Shares and, therefore, no fees were paid under the Shareholder Services Plan.

ADMINISTRATOR

General.  BNY Mellon Investment Servicing (US) Inc. (the “Administrator”), a Massachusetts corporation has its principal business offices at 301 Bellevue Parkway, Wilmington, DE 19809.

Administration and Accounting Services Agreement with the Trust.  The Trust and the Administrator have entered into an Administration Agreement (the “Administration Agreement”).  Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.  The Administrator also serves as the shareholder servicing agent for the Funds under a Shareholder Servicing Agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.  The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 30 days’ prior written notice to the other party.

Administration Fees Paid to the Administrator.  The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.  For these administrative services, the Administrator is entitled to a fee with respect to each Fund.  The following fee schedule remained in effect through the year ended December 31, 2009: 0.0725% of each Fund’s first $250 million of average net assets; 0.0525% of each Fund’s next $250 million of average net assets; and 0.03% of each Fund’s average net assets in excess of $500 million.  This fee was subject to a minimum monthly fee of $7,083 for each Fund.

Effective January 1, 2010, the following fee schedule was implemented, pursuant to which fees are calculated based upon the aggregate average net assets of the Fund complex and paid monthly: 0.10% of the Fund complex’s first $250 million of aggregate average net assets;  0.08% of the Fund complex’s next $250 million of aggregate average net assets; 0.07% of the Fund complex’s next $500 million of aggregate average net assets; and 0.05% of the Fund complex’s aggregate average net assets in excess of $1 billion.  This fee is subject to a minimum monthly fee of $4,167 for each Fund. The Trust also pays additional fees to the Administrator for compliance and related functions.  For the fiscal year ended September 30, 2010 and the fiscal period ended September 30, 2009, the Administrator received fees in the amount of $220,911 and $48,067, respectively for services to the Funds.

DISTRIBUTOR

Foreside Fund Services, LLC (the “Distributor”), and the Trust are parties to a Distribution Agreement dated January 4, 2010 (“Distribution Agreement”).  The principal business address of Foreside Fund Services, LLC is Three Canal Plaza, Suite 100, Portland, ME  04101.  Pursuant to the Distribution Agreement, the Distributor acts as the agent of the Trust in connection with the offering of the Funds’ shares commencing January 28, 2010.  The Distributor continually distributes shares on a best efforts basis, and has no obligation to sell any specific quantity of shares.  Foreside, its affiliates, and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds.

The Distribution Agreement was approved at the November 10, 2009 Board of Trustees Meeting for the period from January 28, 2010 through January 27, 2012.  After its initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  If not terminated, this Agreement shall continue automatically in effect as to each Fund for successive one year periods, provided such continuance is specifically approved at least annually as referenced above.  The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty upon not more than 60 days’ written notice by either the Fund, through a vote of the majority of the Independent Trustees of the Trust or by a majority of the outstanding shares of that Fund or by the Distributor.  The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations or duties thereunder.

Foreside receives no compensation for its distribution services from the Trust.  Shares are sold with no sales commission; accordingly, Foreside receives no sales commissions.  The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services for the Funds.  Certain employees of the Adviser may serve as registered representatives of the Distributor to facilitate the distribution of the Funds’ shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a “Financial Institution,” collectively, the “Financial Institutions”) for distribution of shares of the Funds (see “Payments to Financial Institutions”).  With respect to certain Financial Institutions and related fund “supermarket” platform arrangements, the Funds and/or the Adviser, rather than the Distributor, typically enter into such agreements (see also, “Payments to Financial Institutions”). These Financial Institutions may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These Financial Institutions may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

PAYMENTS TO FINANCIAL INSTITUTIONS

Subject to applicable laws and regulations, the Adviser and the Sub-Adviser and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale and/or servicing of shares of the Funds.  These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ prospectus and this SAI for shareholder servicing and processing.  These additional payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances.  In addition, the Adviser and the Sub-Adviser and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.  The Additional Payments made by the Adviser and the Sub-Adviser and/or their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary.  Furthermore, the Adviser and the Sub-Adviser and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions.  The Adviser and the Sub-Adviser and/or their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable Financial Industry Regulatory Authority regulations.  The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.  The Funds may reimburse the Adviser for Additional Payments.

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. serves as the Funds’ transfer agent.  The principal business address of the transfer agent is 760 Moore Road, Valley Forge, PA 19406.

CUSTODIAN

Effective April 11, 2011, The Bank of New York Mellon (“BNYM”) began serving as custodian of the Funds.  Prior to April 11, 2011, PFPC Trust Company served as custodian of the Funds.  BNYM holds cash, securities and other assets of the Funds as required by the 1940 Act.  The principal business address of BNYM is 100 Church Street, New York, New York 10286.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Trust commencing with the Funds’ fiscal year ending September 30, 2011.  PricewaterhouseCoopers, LLP served as the Funds’ independent registered public accounting firm for the fiscal year ended September 30, 2010.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, PA 19103-6996, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities.  The management and affairs of the Trust and the Funds are supervised by the Trustees.  The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board.  Set forth below are the names, year of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust.  Unless otherwise noted, the business address of each Trustee is c/o DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

TRUSTEES:

Name and Year of Birth	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Trustee

Interested Trustee:*

John Pereira* Year of Birth: 1968	Trustee	Since September 2011	DundeeWealth Inc., Executive Vice President and Chief Financial Officer	15	None

Independent Trustees

Gary Shugrue Year of Birth: 1954	Trustee	Since October 2006	Ascendant Capital Partners, President and Chief Investment Officer	15	Quaker Investment Trust (registered investment company)

Dr. James Patton Year of Birth: 1957	Trustee	Since October 2006	Millennium Oncology Management, Inc., Vice President	15	Advaxis, Inc.

	Lead Independent Trustee	Since March 2011	Comprehensive Oncology Care, LLC, President (1999-2008)

Malcolm MacColl Year of Birth: 1951	Trustee	Since June 2008	Crosswind Investments, LLC, Partner and Chief Executive Officer (2009)	15	None

			Cowen Asset Management, LLC, Chairman and Chief Executive Officer (2006-2009)

			Essex Investment Management, Co Chief Executive Officer (2006 and prior)

*Mr. Pereira became a Trustee effective September 13, 2011. Mr. Pereira is an “interested person” under the 1940 Act because he is employed as Executive Vice President and Chief Financial Officer of DundeeWealth Inc., the parent company of the Adviser.

The Board believes that each of the Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity.  Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, the Sub-Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees.  A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Trust, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences.  In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

John Pereira.  Mr. Pereira has been a Trustee since September 2011.  He has 20 years of business experience.

Gary Shugrue.  Mr. Shugrue has been a Trustee since 2006.  He has 33 years of experience in the investment business.

Dr. James Patton.  Dr. Patton has been a Trustee since 2006.  He has 21 years of business experience.

Malcolm MacColl.  Mr. MacColl has been a Trustee since 2008.  He has 16 years of experience in the investment management field.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities.  Overall responsibility for oversight of the Trust rests with the Board.  The Trust has engaged the Adviser to manage the Fund(s) on a day-to-day basis.  The Board is responsible for overseeing the Adviser, the Sub-Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s Agreement and Declaration of Trust and By-Laws.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets in-person at regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility.  The Independent Trustees meet with their independent legal counsel in-person prior to and during each quarterly in-person board meeting.  As described below, the Board has established an Audit Committee and a Nominating Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed Dr. James Patton as the Lead Independent Trustee.  The Lead Independent Trustee performs a number of functions, including presiding over meetings of the Independent Trustees. The Lead Independent Trustee helps determine, in consultation with the other Trustees, the scope of information that will be provided to the Board in connection with Board meetings in order for the Independent Trustees to perform their duties effectively and responsibly.  The Lead Independent Trustee also acts as a liaison between meetings with the Trust’s officers, other Trustees, the Adviser, other service providers and counsel to the Independent Trustees. The Lead Independent Trustee may also perform such other functions as may be requested by the other Independent Trustees from time to time.  Except for any duties specified herein or pursuant to the Trust’s Agreement and Declaration of Trust or By-laws, the designation of Lead Independent Trustee does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.

The Trust and its portfolios are subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of the Board’s general oversight of the Trust and is addressed as part of various Board and committee activities.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser, the Sub-Adviser and other service providers (depending on the nature of the risk), which carry out the Funds’ investment management and business affairs.  The Adviser, the Sub-Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each of the Adviser, the Sub-Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.  The Board recognizes that it is not possible to identify all of the risks that may affect the Trust or to develop processes and controls to eliminate or mitigate their occurrence or effects.  The Board requires senior officers of the Trust, including the President, Treasurer and Chief Compliance Officer (“CCO”) and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  The Board also receives reports from certain of the Trust’s other primary service providers on a periodic or regular basis, including the Sub-Adviser and the Trust’s custodian, distributor, sub-administrator and securities lending counterparty.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board Standing Committees.  The Board has established the following standing committees:

•                  Audit Committee.  The Board has a standing Audit Committee which is composed of each of the independent Trustees of the Trust.  The Audit Committee operates under a written charter approved by the Board.  The principal responsibilities of the Audit Committee include:  recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; reviewing the independent auditors’ compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors’ opinion, any related management letter, management’s responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditors’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters.  Mr. Shugrue, Dr. Patton, and Mr. MacColl currently serve as members of the Audit Committee.  The Audit Committee met twice during the fiscal year ended September 30, 2010.

•                  Nominating Committee.   The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust.  The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any.  The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office.  Mr. Shugrue, Dr. Patton and Mr. MacColl currently serve as members of the Nominating Committee.  The Nominating Committee did not meet during the fiscal year ended September 30, 2010.

Board Considerations in Approving the Advisory and Sub-Advisory Agreements.  As discussed in the section of this SAI entitled “Adviser,” the continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of each Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The continuance of the Sub-Advisory Agreement, after an initial two year term must be approved at least annually by the vote of the Trustees and by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  Each year after the initial two-year terms, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory and Sub-Advisory Agreements.  At a Board of Trustees meeting held on December 15, 2010, the Board approved the Advisory and Sub-Advisory Agreements.  Subsequently, at a meeting of the Board of Trustees held on March 24, 2011, the Board of Trustees again approved the Advisory and Sub-Advisory Agreements.  In preparation for these meetings, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.  The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other Fund service providers submitted to the Board, to help them decide whether to approve the Advisory and Sub-Advisory Agreements.

Disclosure relating to the material factors and the conclusions with respect to those factors that formed the basis for the Board’s approval of the Advisory and Sub-Advisory Agreements is available in the Funds’ semi-annual report to shareholders for the six-months ended March 31, 2011.  Each report to shareholders may be obtained by calling 1-888-572-0968 or visiting the Funds’ website at www.dundeewealthus.com.

Fund Shares Owned by Board Members.  The following table shows each Trustee’s ownership of shares of each Fund and of all Trust funds served by the Trustee as of December 31, 2010:

Fund	Trustee	Dollar Range of Fund Shares Owned By Trustee	Aggregate Dollar Range of Trust Shares Owned By Trustee
Energy Fund	Amy Duling*	$0	$0
	Dr. James Patton	$0	$0
	Gary Shugrue	$0	$0
	Malcolm MacColl	$0	$0

Energy Income Fund	Amy Duling*	$0	$0
	Dr. James Patton	$0	$0
	Gary Shugrue	$0	$0
	Malcolm MacColl	$0	$0

Global Growth Fund	Amy Duling*	$0	$0
	Dr. James Patton	$0	$0
	Gary Shugrue	$0	$0
	Malcolm MacColl	$0	$0

World Growth Fund	Amy Duling*	$0	$0
	Dr. James Patton	$0	$0
	Gary Shugrue	$0	$0
	Malcolm MacColl	$0	$0

Canadian Equity Income Fund	Amy Duling*	$0	$0
	Dr. James Patton	$0	$0
	Gary Shugrue	$0	$0
	Malcolm MacColl	$0	$0

Natural Resources Fund	Amy Duling*	$0	$0
	Dr. James Patton	$0	$0
	Gary Shugrue	$0	$0
	Malcolm MacColl	$0	$0

Contrarian Advantage Fund	Amy Duling*	$0	$0
	Dr. James Patton	$0	$0
	Gary Shugrue	$0	$0
	Malcolm MacColl	$0	$0

Discovery Fund	Amy Duling*	$0	$0
	Dr. James Patton	$0	$0
	Gary Shugrue	$0	$0
	Malcolm MacColl	$0	$0

Gold & Precious Metals Fund	Amy Duling*	$0	$0

	Dr. James Patton	$0	$0
	Gary Shugrue	$0	$0
	Malcolm MacColl	$0	$0

Canadian Value Fund	Amy Duling*	$0	$0
	Dr. James Patton	$0	$0
	Gary Shugrue	$0	$0
	Malcolm MacColl	$0	$0

U.S. Growth Fund	Amy Duling*	$0	$0
	Dr. James Patton	$0	$0
	Gary Shugrue	$0	$0
	Malcolm MacColl	$0	$0

U.S. Value Fund	Amy Duling*	$0	$0
	Dr. James Patton	$0	$0
	Gary Shugrue	$0	$0
	Malcolm MacColl	$0	$0

*Ms. Duling resigned as a Trustee effective September 13, 2011.

Board Compensation.  Prior to the third quarter of 2011, the Independent Trustees received an annual retainer of $10,000 per year, $1,500 per meeting and special meeting they attended, $1,000 per audit committee meeting and $250 per fair valuation committee meeting.  Effective as of the third quarter of 2011, the Independent Trustees receive an annual retainer of $12,500 ($18,500 in the case of the lead independent trustee), $3,500 per quarterly and special in-person meeting, $1,000 per audit committee meeting and $500 for each telephonic meeting they attend.  For the fiscal year ended September 30, 2010, the Independent Trustees received the following fees:

Trustee	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Fund Complex Paid to Trustee

Dr. James Patton	$2,585	None	None	$21,500
Gary Shugrue	$4,335	None	None	$23,250
Malcolm MacColl	$1,954	None	None	$19,500

For the fiscal year ended September 30, 2010, the Independent Trustees received fees from each of the Funds in the following amounts:

Trustee	Dynamic Energy Fund	Dynamic Energy Income Fund	Dynamic Global Growth Fund	Dynamic World Growth Fund	Dynamic Infrastructure Fund	Dynamic Natural Resources Fund

Dr. James Patton	$0	$377	$0	$0	$199	$0

Gary Shugrue	$0	$628	$0	$0	$199	$0
Malcolm MacColl	$0	$343	$0	$0	$187	$0

Trustee	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund	Dynamic Canadian Value Fund	Dynamic U.S. Growth Fund	Dynamic U.S. Value Fund
Dr. James Patton	$197	$193	$1,045	$0	$547	$0
Gary Shugrue	$448	$192	$2,295	$0	$573	$0
Malcolm MacColl	$186	$181	$499	$0	$558	$0

Trust Officers.  The officers of the Trust, their respective year of birth, and their principal occupations for the last five years are set forth below.  Unless otherwise noted, the business address of each officer is c/o DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.    The Trust does not pay any fees to its Officers for their services as such, except for the former CCO, who received $1,250 per month for the entire Trust.  Currently, Martin Dziura of Cipperman Compliance Services serves as CCO of the Trust. Mr. Dziura does not receive compensation for this position.  However, Cipperman Compliance Services is compensated for the compliance services it provides to the Trust.  For the fiscal year ended September 30, 2010, CCO fees were allocated to each of the Funds in the following amounts:

Dynamic Energy Fund	$0
Dynamic Energy Income Fund	$937
Dynamic Global Growth Fund	$0
Dynamic World Growth Fund	$0
Dynamic Canadian Equity Income Fund	$334
Dynamic Natural Resources Fund	$0
Dynamic Contrarian Advantage Fund	$331
Dynamic Discovery Fund	$323
Dynamic Gold & Precious Metals Fund	$1,862
Dynamic Canadian Value Fund	$0
Dynamic U.S. Growth Fund	$1,452
Dynamic U.S. Value Fund	$0

OFFICERS:

Name and Year of Birth	Position Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Amy Duling Year of Birth: 1967	President	Since September 2011	DundeeWealth US, LP, Managing Partner and Chief Compliance Officer Constellation Investment Management Company, Executive VP of Marketing & Product Mgt. (2004-2006)

David Lebisky Year of Birth: 1972	Secretary	Since November 2010

DundeeWealth US, LP, Director of Regulatory Administration since 2010

BNY Mellon Investment Servicing (US) Inc., Vice President and Senior Director (2007-2010) and Vice President and Director (2002-2007)

John Leven Year of Birth: 1957	Treasurer	Since October 2006	DundeeWealth US, LP; Director of Finance and Administration Constellation Investment Management Company; Chief Financial Officer (2004-2006)

Martin W. Dziura Year of Birth: 1959	Chief Compliance Officer	Since April 2010

Cipperman Compliance Services; Director/Chief Compliance Officer (2010-Present)

Hanlon Investment Management; Chief Compliance Officer (2009-2010)

Morgan Stanley Investment Management; Vice President, Compliance (2004-2009) and Vice President, Operations (2000-2004)

As of September 2, 2011, the officers and Trustees owned, in aggregate, less than 1% of each Fund.

PRINCIPAL SHAREHOLDERS

As of September 2, 2011, the following persons or organizations held beneficially or of record 5% or more of the shares of the Funds.  Persons or organizations owning 25% or more of the voting securities of a Fund are deemed “control persons.”

Dynamic Energy Income Fund — Class I:

Name	Address	Percentage of Ownership
Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, CA 94104	62.33%

National Financial Services LLC	One World Financial Center 200 Liberty Street New York, NY 10281	30.37%

Dynamic Canadian Equity Income Fund — Class I:

Name	Address	Percentage of Ownership
DundeeWealth US, LP	1160 W. Swedesford Road Suite 140 Berwyn, PA 19312	87.14%

Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, CA 94104	12.56%

Dynamic Contrarian Advantage Fund — Class I:

Name	Address	Percentage of Ownership
DundeeWealth US, LP	1160 W. Swedesford Road Suite 140 Berwyn, PA 19312	96.24%

Dynamic Discovery Fund — Class I:

Name	Address	Percentage of Ownership
DundeeWealth US, LP	1160 W. Swedesford Road Suite 140 Berwyn, PA 19312	77.93%

Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, CA 94104	21.57%

Dynamic Gold & Precious Metals Fund — Class I:

Name	Address	Percentage of Ownership
Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, CA 94104	61.12%

National Financial Services LLC	One World Financial Center 200 Liberty Street New York, NY 10281	27.89%

TD Ameritrade	PO Box 2226 Omaha, NE 68103	6.08%

Dynamic Canadian Value Fund — Class I:

Name	Address	Percentage of Ownership
Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, CA 94104	47.97%

Peter K. Maier, Trustee	80 E Sir Francis Drake Blvd. Street Suite 4D Larkspur, CA 94939	29.90%

DundeeWealth US, LP	1160 W. Swedesford Road Suite 140 Berwyn, PA 19312	17.90%

Dynamic U.S. Growth Fund — Class I:

Name	Address	Percentage of Ownership
National Financial Services LLC	One World Financial Center 200 Liberty Street New York, NY 10281	51.06%

Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, CA 94104	30.33%

TD Ameritrade	PO Box 2226 Omaha, NE 68103	5.91%

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (“NYSE”) is open for business.  Shares of the Funds are offered and redeemed on a continuous basis.  Currently, the Trust is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.  A Shareholder will at all times be entitled to aggregate cash redemptions from the Funds up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90 day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of each Fund’s securities is not reasonably practical, or for such other periods as the SEC has by order permitted.  The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Funds may participate in fund “supermarket” arrangements.  In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket.  In connection with these supermarket arrangements, each Fund has authorized one or more brokers or other organizations to accept on its behalf purchase and redemption orders.  In turn, the brokers or other organizations are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.  As such, a Fund will be deemed to have received a purchase or redemption order when an authorized broker, other organization or, if applicable, its authorized designee, accepts the order.  The customer order will be priced at the Fund’s net asset value next computed after acceptance by an authorized broker or other organization or either’s authorized designee.  In addition, a broker or other organization may charge transaction fees on the purchase and/or sale of Fund shares.

DETERMINATION OF NET ASSET VALUE

General Policy.  The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities.  In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.  In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities.  Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.  For a security that trades on multiple exchanges, the primary exchange will generally be considered to be on the exchange on which the security is normally most actively traded.  For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.  If such prices are not available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Money Market Securities and other Debt Securities.  If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.  Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.  If such prices are not available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Foreign Securities.  Equity securities, which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges.  Equity securities which are primarily traded in Latin American or South American markets are valued each day approximately at the time of the close of regular trading on the New York Stock Exchange as though such time were the close of trading on such Latin American or South American market and such Latin American or South American market were a U.S. market.

When the New York Stock Exchange is open, but the foreign market on which an equity security primarily trades is closed, such as for a foreign national holiday, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board) using the prevailing exchange rate.

Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate pricing service.  Forward currency exchange contracts will be valued using interpolated forward exchange rates.  Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange.   As available and as provided by an appropriate pricing service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Fair value prices for foreign equity securities may be provided by an independent fair value service in accordance with the fair value methods approved by the Board of Trustees.  Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets.  Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV.  If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Code and the regulations issued under it and court decisions and administrative interpretations, as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Federal - General Information.  Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of each Fund’s taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or (iii) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements.  If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Dynamic Gold & Precious Metals Fund may invest some of its assets directly in precious metals, which do not qualify for the 50% asset test, and income from which will not qualify for the 90% income test discussed above.  Accordingly, no more than 50% of the Fund’s assets will be invested directly in precious metals, and sales by the Fund of these types of assets will generally be conducted at the end of any taxable year and will be limited by the Fund so as to attempt to ensure that the gross income and gain on those sales, plus any other nonqualifying income of the Fund, constitutes no more than 10% of the Fund’s gross income for the taxable year.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

For federal income tax purposes, a Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any.  As of September 30, 2010 the Funds had no capital loss carry-forwards.

Taxation of Certain Financial Instruments.  The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”) and MLPs, are complex and, in some cases, uncertain.  Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes.  Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

FUND TRANSACTIONS

Brokerage Transactions.  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable.  Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down.  Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities.  Generally, the Funds will not pay brokerage commissions for such purchases.  When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down.  When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Adviser may place a combined order for two or more accounts it manages, including the Funds, that are engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund.  Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Sub-Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions.  The Sub-Adviser believes that the ability of the Funds to participate in higher volume transactions will generally be beneficial to the Funds.

Brokerage Selection.  The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ Sub-Adviser may select a broker based upon brokerage or research services provided to the Sub-Adviser.  The Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), permits the Sub-Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer.  In addition to agency transactions, the Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance.  Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).  In the case of research services, the Sub-Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments.  Examples of research-oriented services for which the Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services.  Information so received by the Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Funds’ Sub-Adviser under the Sub-Advisory Agreement.  Any advisory or other fees paid to the Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases the Sub-Adviser may receive a service from a broker that has both a “research” and a “non-research” use.  When this occurs, the Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service.  The percentage of the service that is used for research purposes may be paid for with client commissions, while the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Adviser faces a potential conflict of interest, but the Sub-Adviser each believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

Brokerage with Fund Affiliates.  Each Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, or the Sub-Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC.  These rules require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions.  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal year ended September 30, 2010 and the fiscal period ended September 30, 2009, the Funds paid the following brokerage commissions to Dundee Securities Corporation, an affiliated broker in light of its being under common control with the Adviser and Sub-Adviser.

Fiscal Year Ended September 30, 2010:

Fund	Aggregate Commissions Paid	Percentage of Fund’s Aggregate Commissions
Dynamic Energy Income Fund	$633	12.99%
Dynamic Canadian Equity Income Fund	$2	0.07%
Dynamic Contrarian Advantage Fund	$57	3.70%
Dynamic Discovery Fund	$26	2.02%
Dynamic Gold & Precious Metals Fund	$8,654	22.56%

Fiscal Period Ended September 30, 2009:

Fund	Aggregate Commissions Paid	Percentage of Fund’s Aggregate Commissions
Dynamic Energy Income Fund	$29	6.56%
Dynamic Canadian Equity Income Fund	$9	0.78%
Dynamic Gold & Precious Metals Fund	$231	16.32%

For the fiscal year ended September 30, 2010 and the fiscal period ended September 30, 2009, the Funds paid aggregate brokerage commissions as follows:

	Fiscal Year Ended September 30, 2010	Fiscal Period Ended September 30, 2009
Dynamic Energy Fund	$0	$0
Dynamic Energy Income Fund	$4,871	$442
Dynamic Global Growth Fund	$0	$0
Dynamic World Growth Fund	$0	$0
Dynamic Canadian Equity Income Fund	$2,531	$1,143
Dynamic Natural Resources Fund	$0	$0
Dynamic Contrarian Advantage Fund	$1,539	$1,155
Dynamic Discovery Fund	$1,282	$1,324
Dynamic Gold & Precious Metals Fund	$38,357	$1,415
Dynamic Canadian Value Fund	$0	$0
Dynamic U.S. Growth Fund	$10,921	$1,889
Dynamic U.S. Value Fund	$0	$0

Securities of “Regular Broker-Dealers.”  Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year.  For the fiscal period ended September 30, 2010, the Funds held no securities of their regular broker-dealers.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties.  These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds’ shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other.  Pursuant to such procedures, the Board has authorized the Adviser’s Chief Compliance Officer (the “Authorized Person”) to authorize the release of the Funds’ portfolio holdings, as necessary, in conformity with the foregoing principles.  The Authorized Person(s) reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30, and September 30).  The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q.  Semi-Annual and Annual Reports are distributed to Fund shareholders.  Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

These reports are also available, free of charge, on the Funds’ website at www.dundeewealthus.com.

The website provides information about the Funds’ complete portfolio holdings, updated as of the most recent calendar month.  This information is provided no sooner than 10 days and generally within 60 days following the end of each calendar month.  The information on the Funds’ website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor’s and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds.  Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Funds’ portfolios along with related performance attribution statistics.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.  The Funds’ policies and procedures provide that the Authorized Persons may authorize disclosure of portfolio holdings information to such third parties with different lag times provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information including the Funds, Adviser and its affiliates or recipient of the Funds’ portfolio holdings information.

In addition, the following parties may receive portfolio holdings information, as necessary, in connection with their services to the Funds:  BNYM, the Funds’ Custodian; BNY Mellon Investment Servicing (US) Inc., the Funds’ Administrator and Transfer Agent; KPMG LLP, the Funds’ independent registered public accounting firm; Drinker Biddle & Reath LLP, counsel to the Funds; Cipperman & Company, counsel to the independent Trustees; Merrill Corporation, one of the Funds’ financial printers; ISS, a proxy voting service provider; and Interactive Data Corporation, Investment Technology Group and Bloomberg, the Funds’ pricing agents.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share.  Shares are entitled upon liquidation to a pro rata share in the net assets of the fund.  Shareholders have no preemptive rights.  All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.  The Funds’ shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Delaware statutory trust.  The Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

DISTRIBUTION RIGHTS

The Trustees may from time to time declare and pay distributions with respect to any Series or Class.  The amount of such distributions and the payment of them and whether they are in cash or any other Trust property shall be wholly in the discretion of the Trustees.  All distributions on Shares of a particular Series or Class shall be distributed pro rata to the Shareholders of that Series or Class in proportion to the number of Shares of that Series or Class they held on the record date established for such payment.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.  The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust.  However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.  The Declaration of Trust does not attempt to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Sub-Adviser.  The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix B to this SAI.  The Board of Trustees will periodically review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX.  Information regarding how the Trust voted proxies relating to portfolio securities held by the Funds during the 12-month period ending June 30, 2010, which was filed with the SEC on Form N-PX, is available without charge, upon request, by calling 1-888-572-0968, by writing to the Funds at DundeeWealth Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9679, Providence, RI 02940-9679 or by visiting the Funds’ website at www.dundeewealthus.com.  The Trust’s Form N-PX is also available on the SEC’s website at www.sec.gov.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Adviser and Sub-Adviser have adopted Codes of Ethics pursuant to Rule 17j-1.  These Codes of Ethics (“the Codes”) apply to the personal investing activities of trustees, officers and certain employees (“access persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Adviser’s Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments.  Copies of these Codes of Ethics are on file with the SEC and are available to the public.

FINANCIAL STATEMENTS

The financial statements of the Funds for the fiscal period ended September 30, 2010, included in the Annual Report to shareholders, the report dated November 26, 2010 of PricewaterhouseCoopers, LLP, the prior independent registered public accounting firm for the Funds, related thereto, and the financial statements of the Funds for the six months ended March 31, 2011, included in the Semi-Annual Report to shareholders, are incorporated herein by reference.  No other parts of the Annual Report or Semi-Annual Report are incorporated herein by reference.

APPENDIX A —RATINGS

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — The obligor’s capacity to meet its financial commitment on the obligation is satisfactory.  Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

“A-3” — Obligor has adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — An obligation is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category.

“B-1” — A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2” — A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3” — A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“R” — An obligor rated “R” is under regulatory supervision owing to its financial condition.  During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“SD” and “D” — an obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due.  A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.

“NR” — An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing exceptionally high ability to repay current liabilities as they fall due. Entities rated in this category are unlikely to be affected by future events.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality, and indicates an entity possessing very high ability to repay current liabilities as they fall due and, in most cases, ratings in this category differ from “R-1 (high)” credits by relatively modest degree.  Entities rated in this category are unlikely to be significantly vulnerable to future events.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” — Short-term debt rated “R-4” is speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” — Short-term debt rated “R-5” is highly speculative credit quality.  There is a high level of uncertainty as to the capacity of the entity to meet short-term financial obligations as they fall due.

“D” — A security rated “D” implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligor rated “AAA” has extremely strong capacity to meet its financial commitments.  “AAA” is the highest issuer credit rating assigned by Standard & Poor’s.

“AA” — An obligor rated “AA” has very strong capacity to meet its financial commitments.  It differs from the highest-rated obligors only to a small degree.

“A” — An obligor  rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

“BBB” — An obligor rated “BBB” has adequate capacity to meet its financial commitments.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

“BB,” “B,” “CCC” and “CC” — Obligors rated “BB,” “B,” “CCC” and “CC” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “CC” the highest.  While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors.  However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“B” — An obligor rated “B” is more vulnerable than the obligors rated “BB”, but the obligor currently has the capacity to meet its financial commitments.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.

“CCC” — An obligor rated “CCC” is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments.

“CC” — An obligor rated “CC” is currently highly vulnerable.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“R” —  An obligor rated “R” is under regulatory supervision owing to its financial condition.  During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“SD” and “D” — An obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due.  A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.  A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“NR” — An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material default risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC,” “CC” and “C” — A “CCC” rating indicates substantial credit risk, with default a real possibility.  A “CC” rating indicates very high levels of credit risk.  Default of some kind appears probable.  “C” ratings signal exceptionally high levels of credit risk.  Default is imminent or inevitable, or the issuer is in standstill.

“RD” — indicates an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.

“D” — indicates an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable.  This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default.  Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” long-term rating category or to categories below “B”.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” — Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” — Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” — Long-term debt rated “BB” is defined to be speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” — Long-term debt rated “B” is highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” —Long-term debt rated in any of these categories is very highly speculative credit quality and is in danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” — A security rated “D” implies a financial obligation has not been met or its is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

(“high”, “low”) — Each rating category is denoted by the subcategories “high” and “low”.  The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category.  The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•  Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.  The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX B — PROXY VOTING POLICIES AND PROCEDURES

GOODMAN & COMPANY N.Y., LTD.

PROXY VOTING GUIDELINES

Goodman & Company N.Y., Ltd. (“Goodman & Company N.Y.”), in its capacity as an investment adviser, provides investment management and administrative services to investment companies, trusts, estates, individuals, pension plans and corporations (collectively the “Funds”).

Goodman & Company N.Y. is a subsidiary of DundeeWealth Inc. (“DundeeWealth”). DundeeWealth is a financial services company which provides a broad range of financial products and services to individuals, institutions and corporations through a number of operating subsidiaries including Goodman & Company N.Y.

The purpose of this document is to outline the general guidelines used by Goodman & Company N.Y. for voting proxies received from companies held in Funds managed by Goodman & Company N.Y.

Subject to compliance with the provisions from time to time of applicable securities and corporate legislation, rules, regulations and policies, Goodman & Company N.Y., in its capacity as investment adviser, acting on each Fund’s behalf, has the right and obligation to vote proxies relating to the issuers of each Fund’s portfolio securities.  In certain circumstances, Goodman & Company N.Y. may delegate this function to the Fund’s portfolio adviser or sub-adviser as part of such adviser’s discretionary authority to manage the Fund’s assets.  In all cases, Goodman & Company N.Y., or the portfolio adviser or the sub-adviser, voting proxies on behalf of a Fund must do so in a manner consistent with the best interests of the Fund and its securityholders.  The proxy voting guidelines described below form an important part of Goodman & Company N.Y.’s fiduciary duty to maximize the long-term value of each Fund for the benefit of its securityholders.  While the Goodman & Company N.Y. proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances, and retain the right to vote proxies as deemed appropriate.

Our fundamental policy is that Goodman & Company N.Y. will vote with management of an issuer on routine business matters, otherwise a Fund will not own or maintain a position in the security of that issuer.  Examples of routine business applicable to an issuer are voting on the size, nomination and election of the board of directors as well as the appointment of auditors.  All other matters that are special or non-routine are assessed on a case-by-case basis with a focus on the potential impact of the vote on the value of the particular investment of the Fund.

Special or non-routine matters are brought to the attention of the portfolio manager(s) of the applicable Fund, and, after assessment, the portfolio manager(s) will direct that such matters be voted in a way that he or she believes will better protect or enhance the value of the investment for the Fund.  Without limiting the generality of the foregoing, examples of non-routine business that require assessment on a case-by-case basis before voting the proxies of the issuer are: stock-based compensation plans, executive severance compensation arrangements, shareholders rights plans, corporate restructuring plans, going private transactions in connection with leveraged buyouts, lock-up arrangements, crown jewel defenses, supermajority approval proposals, stakeholder or shareholder proposals etc.  The portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Fund and its securityholders.

Goodman & Company N.Y. fundamental policy to vote proxies on behalf of a Fund in a manner consistent with the best interests of the Fund and its securityholders will always guide any proxy voting decision.  If Goodman & Company N.Y., on behalf of a Fund, votes against management of an issuer on any particular proposal, whether routine or non-routine, and the Fund continues to own the security of such issuer, documentation of that vote is required along with an explanation to be kept on file.  In situations where a portfolio manager decides to vote securities held in his or her Fund differently from another portfolio manager(s) who holds the same security on behalf of another Fund, rationale for the differing vote is documented and kept on file.  Factors such as an individual Fund’s investment objectives and strategies may lead to different judgments and conclusions by different portfolio managers about the expected impact of proxy proposals.  On occasion, a portfolio manager may abstain from voting a proxy or a specific proxy item when he or she concludes that the potential benefit of voting the proxy of that issuer is outweighed by the cost.  Such instances require that a detailed explanation be kept on file.  All such documentation will be submitted to the Portfolio Administrator for filing and record keeping.

Goodman & Company N.Y. will not vote proxies received for issuers of securities that are no longer held in a Fund. Goodman & Company N.Y., on behalf of a Fund, will not vote any of the securities a Fund holds in any of its affiliates or associates.  However, Goodman & Company N.Y., in its sole discretion, may arrange for securityholders of a Fund to vote their share of those securities.

Where Goodman & Company N.Y. provides sub-advisory investment management services to a registered investment company, Goodman & Company N.Y. will work with the Fund’s manager to identify the proxy reports the Fund’s board requires, as well as the frequency of those reports.  Goodman & Company N.Y. will also work with the Fund manager to assist in facilitating all required regulatory reporting surrounding proxy voting.

As noted above, Goodman & Company N.Y. is a subsidiary of DundeeWealth.  Some of the Funds may hold common shares of DundeeWealth or other related entities.  There is the potential for a conflict of interest between the interests of the Funds and the interests of Goodman & Company N.Y. or its employees in connection with the exercise of voting rights of the Funds attached to the DundeeWealth shares.  There is also the potential for a conflict of interest in connection with the exercise of the Funds’ voting rights attached to the shares of another issuer, where the outcome of the vote may directly impact the price of DundeeWealth shares.  To the extent that a portfolio manager has any conflict of interest with respect to a company or a matter presented in a proxy proposal, that portfolio manager is required to report to the Legal and Compliance department any such conflicts of interest.  In addition, any new conflict of interest situations must also be referred to the Legal & Compliance department.

In order to balance the interests of the Funds in exercising proxies with the desire to avoid the perception of a conflict of interest, Goodman & Company N.Y. has instituted procedures to help ensure that a Fund’s proxy is voted:

• in accordance with the business judgment of the portfolio manager, uninfluenced by considerations other than the best interests of the Fund; and

• free from any influence by DundeeWealth and without taking into account any consideration relevant to DundeeWealth or any of its associates or affiliates.

Goodman & Company N.Y. will maintain records relating to a Fund’s proxy voting activity.  These will include a record of all proxies received; a record of votes cast; a copy of the reasons for voting against management; a copy of reasons for a portfolio manager voting differently from another portfolio manager; and a copy of any documents prepared by Goodman & Company N.Y. that were material to making a decision on how to vote, or that memorialized the basis for a decision.

It is the responsibility of the Director of Compliance, Investment Counsel to amend this document when necessary to reflect changes at Goodman & Company N.Y. and changes in applicable laws and regulatory requirements.  At a minimum, the document will be reviewed on an annual basis to determine any necessary amendments.

Existing and prospective clients may obtain a copy of these Proxy Voting Guidelines by contacting the Legal and Compliance Department, 29th Floor, 1 Adelaide Street East, Toronto, Ontario, M5C 2V9.  Existing clients may obtain a record of their actual proxy votes by contacting Legal and Compliance Department, 29th Floor, 1Adelaide Street East, Toronto Ontario, M5C 2V9 as well.

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